Document And Entity Information (USD $)	12 Months Ended
Sep. 30, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	ESCO TECHNOLOGIES INC
Entity Central Index Key	0000866706
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	26,649,992
Entity Public Float	$ 964,013,283
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Operations [Abstract]
Net sales	$ 688,403	$ 693,711	$ 607,493
Costs and expenses:
Cost of sales	418,879	424,846	361,942
Selling, general and administrative expenses	186,079	182,530	157,348
Amortization of intangible assets	13,322	11,982	11,633
Interest expense, net	2,340	2,493	3,977
Other (income) expenses, net	(3,901)	(5,098)	2,928
Total costs and expenses	616,719	616,753	537,828
Earnings before income tax	71,684	76,958	69,665
Income tax expense	24,805	24,457	24,819
Net earnings	$ 46,879	$ 52,501	$ 44,846
Earnings per share:
Basic - Net earnings	$ 1.76	$ 1.97	$ 1.7
Diluted - Net earnings	$ 1.73	$ 1.95	$ 1.68
Average common shares outstanding (in thousands):
Basic	26,699	26,588	26,450
Diluted	27,030	26,903	26,738

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 30,215	$ 34,158
Accounts receivable, less allowance for doubtful accounts of $1,927 and $2,044 in 2012 and 2011, respectively	151,051	144,083
Costs and estimated earnings on long-term contracts, less progress billings of $30,534 and $11,416 in 2012 and 2011, respectively	14,567	12,974
Inventories	108,061	96,986
Current portion of deferred tax assets	22,313	20,630
Other current assets	17,237	19,523
Total current assets	343,444	328,354
Property, plant and equipment:
Land and land improvements	4,984	4,986
Buildings and leasehold improvements	53,278	52,648
Machinery and equipment	93,663	85,440
Construction in progress	5,135	2,779
Property, plant and equipment, gross	157,060	145,853
Less accumulated depreciation and amortization	81,184	72,786
Net property, plant and equipment	75,876	73,067
Intangible assets, net	231,473	231,848
Goodwill	361,280	361,864
Other assets	21,680	16,704
Total assets	1,033,753	1,011,837
LIABILITIES AND SHAREHOLDERS' EQUITY
Current maturities of long-term debt	50,000	50,000
Accounts payable	54,049	54,037
Advance payments on long-term contracts, less costs incurred of $31,534 and $30,925 in 2012 and 2011, respectively	21,700	23,667
Accrued salaries	25,717	26,040
Current portion of deferred revenue	24,920	24,499
Accrued other expenses	27,819	27,594
Total current liabilities	204,205	205,837
Pension obligations	35,480	33,439
Deferred tax liabilities	88,675	85,313
Other liabilities	9,080	11,538
Long-term debt	65,000	75,000
Total liabilities	402,440	411,127
Shareholders' equity:
Preferred stock, par value $.01 per share, authorized 10,000,000 shares
Common stock, par value $.01 per share, authorized 50,000,000 shares; Issued 30,044,486 and 29,956,904 shares in 2012 and 2011, respectively	300	300
Additional paid-in capital	279,392	275,807
Retained earnings	441,566	403,241
Accumulated other comprehensive loss, net of tax	(25,378)	(19,191)
Total shareholders' equity before treasury stock	695,880	660,157
Less treasury stock, at cost (3,453,249 and 3,320,926 common shares in 2012 and 2011, respectively)	(64,567)	(59,447)
Total shareholders' equity	631,313	600,710
Total Liabilities and Shareholders' Equity	$ 1,033,753	$ 1,011,837

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 1,927	$ 2,044
Costs and estimated earnings on long-term contracts, progress billings	30,534	11,416
Advance payments on long-term contracts, costs incurred	$ 31,534	$ 30,925
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	30,044,486	29,956,904
Treasury stock, shares	3,453,249	3,320,926

Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Beginning balance at Sep. 30, 2009	$ 298	$ 265,794	$ 322,878	$ (11,598)	$ (60,032)	$ 517,340
Beginning balance, shares at Sep. 30, 2009	29,771,000
Comprehensive income:
Net earnings			44,846			44,846
Translation adjustments				(1,557)		(1,557)
Net unrecognized actuarial loss, net of tax				(2,234)		(2,234)
Interest rate swap, net of tax				596		596
Comprehensive income						41,651
Cash dividends declared			(8,450)			(8,450)
Stock options and stock compensation plans, net of tax benefit		5,149			292	5,441
Stock options and stock compensation plans, net of tax benefit, shares	68,000
Ending balance at Sep. 30, 2010	298	270,943	359,274	(14,793)	(59,740)	555,982
Ending balance, shares at Sep. 30, 2010	29,839,000
Comprehensive income:
Net earnings			52,501			52,501
Translation adjustments				(333)		(333)
Net unrecognized actuarial loss, net of tax				(4,354)		(4,354)
Interest rate swap, net of tax				289		289
Comprehensive income						48,103
Cash dividends declared			(8,534)			(8,534)
Stock options and stock compensation plans, net of tax benefit	2	4,864			293	5,159
Stock options and stock compensation plans, net of tax benefit, shares	118,000
Ending balance at Sep. 30, 2011	300	275,807	403,241	(19,191)	(59,447)	600,710
Ending balance, shares at Sep. 30, 2011	29,957,000					29,956,904
Comprehensive income:
Net earnings			46,879			46,879
Translation adjustments				(2,018)		(2,018)
Net unrecognized actuarial loss, net of tax				(4,171)		(4,171)
Interest rate swap, net of tax				2		2
Comprehensive income						40,692
Cash dividends declared			(8,554)			(8,554)
Stock options and stock compensation plans, net of tax benefit		3,585			283	3,868
Stock options and stock compensation plans, net of tax benefit, shares	87,000
Purchases into treasury					(5,403)	(5,403)
Ending balance at Sep. 30, 2012	$ 300	$ 279,392	$ 441,566	$ (25,378)	$ (64,567)	$ 631,313
Ending balance, shares at Sep. 30, 2012	30,044,000					30,044,486

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Shareholders' Equity [Abstract]
Unrecognized actuarial loss, tax	$ 2,769	$ 2,689	$ 1,422
Interest rate swap, tax	1	187	385
Cash dividends declared per share	$ 0.32	$ 0.32	$ 0.32
Stock options and stock compensation plans, tax benefit	$ 123	$ 55	$ 105

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net earnings	$ 46,879	$ 52,501	$ 44,846
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	24,782	23,521	22,137
Stock compensation expense	4,602	4,670	4,558
Changes in current assets and liabilities	(17,614)	(1,542)	(9,615)
Effect of deferred taxes on tax provision	4,381	3,551	4,059
Change in acquisition earnout obligation	(4,459)	(7,595)
Pension contributions	(4,800)	(5,230)	(1,368)
Change in deferred revenue and costs, net	549	2,565	329
Amortization of prepaid debt fees	1,030	772	257
Change in uncertain tax positions	(1,738)	294	765
Other	(448)	2,359	1,055
Net cash provided by operating activities	53,164	75,866	67,023
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	(3,345)	(4,982)	(32,316)
Change in restricted cash (acquisition escrow)	1,367	1,361	2,041
Capital expenditures	(14,754)	(13,709)	(13,438)
Additions to capitalized software	(13,080)	(14,151)	(8,827)
Net cash used by investing activities	(29,812)	(31,481)	(52,540)
Cash flows from financing activities:
Proceeds from long-term debt	192,455	49,370	40,000
Principal payments on long-term debt	(202,455)	(78,370)	(66,467)
Dividends paid	(8,554)	(8,534)	(6,335)
Purchases of shares into treasury	(5,403)
Deferred financing costs	(1,937)
Other	617	1,132	1,755
Net cash used by financing activities	(25,277)	(36,402)	(31,047)
Effect of exchange rate changes on cash and cash equivalents	(2,018)	(333)	(1,558)
Net (decrease) increase in cash and cash equivalents	(3,943)	7,650	(18,122)
Cash and cash equivalents at beginning of year	34,158	26,508	44,630
Cash and cash equivalents at end of year	30,215	34,158	26,508
Changes in current assets and liabilities:
Accounts receivable, net	(6,968)	(1,786)	(27,960)
Costs and estimated earnings on long-term contracts, net	(1,593)	(231)	(1,985)
Inventories	(11,075)	(12,459)	5,926
Other assets	4,075	35	(2,397)
Accounts payable	12	(6,118)	10,597
Advance payments on long-term contracts, net	(1,967)	17,938	2,889
Accrued expenses	(98)	1,079	3,315
Supplemental cash flow information:
Interest Paid	1,588	1,959	3,536
Income taxes paid (including state & foreign)	$ 16,544	$ 21,895	$ 21,378

Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. Summary of Significant Accounting Policies

A. PRINCIPLES OF CONSOLIDATION

The Consolidated Financial Statements include the accounts of ESCO Technologies Inc. (ESCO) and its wholly owned subsidiaries (the Company). All significant intercompany transactions and accounts have been eliminated in consolidation.

B. BASIS OF PRESENTATION

Fair values of the Company's financial instruments are estimated by reference to quoted prices from market sources and financial institutions, as well as other valuation techniques. The estimated fair value of each class of financial instruments approximated the related carrying value at September 30, 2012, and 2011.

C. NATURE OF OPERATIONS

The Company has three reportable segments: Utility Solutions Group (USG), RF Shielding and Test (Test), and Filtration/Fluid Flow (Filtration).

USG: Aclara is a proven supplier of special purpose fixed-network communications systems for electric, gas and water utilities, including hardware and software to support advanced metering applications. Doble provides high-end, intelligent, diagnostic test solutions for the electric power delivery industry.

Test: The EMC Group is an industry leader in providing its customers with the ability to identify, measure and contain magnetic, electromagnetic and acoustic energy.

Filtration: The companies within this segment primarily design and manufacture specialty filtration products including hydraulic filter elements used in commercial aerospace applications, unique filter mechanisms used in micro-propulsion devices for satellites and custom designed filters for manned aircraft and submarines.

D. USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company regularly evaluates the estimates and assumptions related to the allowance for doubtful trade receivables, inventory obsolescence, warranty reserves, value of equity-based awards, goodwill and purchased intangible asset valuations, asset impairments, employee benefit plan liabilities, income tax liabilities and assets and related valuation allowances, uncertain tax positions, estimates on long-term contracts, and litigation and other loss contingencies. Actual results could differ from those estimates.

E. REVENUE RECOGNITION

USG Segment: Within the USG segment, approximately 65% of the segment's revenue arrangements (approximately 30% of consolidated revenues) contain software components and/or multiple element arrangements. These revenue arrangements are divided into separate units of accounting if the delivered item(s) has value to the customer on a stand-alone basis, there is objective and reliable evidence of the fair value of the undelivered item(s) and delivery/performance of the undelivered item(s) is probable. The segment's revenue arrangements within Aclara generally include multiple products and services, or "elements" consisting of meter and substation hardware, meter reading system software, program management support during the deployment period and software support (post-contract customer support or "PCS"). These arrangements typically require the Company to deliver software at the inception of the arrangement while the hardware and program management support are delivered over the contractual deployment period. Software support is provided during deployment and subsequent thereto. The Company allocates consideration to each deliverable in an arrangement based on its relative selling price. When arrangements have both software and non-software elements, the Company allocates consideration to each element using vendor-specific objective evidence (VSOE), if it exists, otherwise third-party evidence (TPE) is utilized. If neither VSOE nor TPE of selling price exists for a unit of accounting, the Company uses estimated selling price (ESP). The VSOE of the fair value of undelivered elements is determined based on the historical evidence of stand-alone sales of these elements to customers or, if applicable, the stated renewal rate in the agreement. TPE is determined by the prices charged by the Company's competitors for a similar deliverable when sold separately. The objective of ESP is to determine the price at which the Company would transact if the product or service were sold on a stand-alone basis. The application of these principles requires judgment, including the determination of whether a software arrangement includes multiple elements and estimates of the fair value of the elements.

Hardware is considered a specified element in the software arrangement and VSOE has been established for this element. VSOE for the hardware element is determined based on the price when sold separately to customers. Hardware revenues are generally recognized at the time of shipment or receipt by customer depending upon contract terms. VSOE generally does not exist for the software element; therefore, the Company uses TPE or ESP based on the number of endpoints. The Company has established VSOE for the PCS element by a consistent pricing of PCS and PCS renewals as a percentage of the software license fees or by reference to contractual renewals, when the renewal terms are substantive. Revenues for PCS are recognized ratably over the maintenance term specified in the contract (generally in 12 monthly increments). Revenues for program management support are recognized when services have been provided. The Company determines VSOE for program management support based on hourly rates when services are performed separately. Approximately 35% of segment revenues (approximately 15% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers), when services are performed for unaffiliated customers or on a straight-line basis over the lease term.

Test Segment: Within the Test segment, approximately 40% of revenues (approximately 10% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers) or when services are performed for unaffiliated customers. Certain arrangements contain multiple elements generally consisting of materials and installation services used in the construction and installation of standard shielded enclosures to measure and contain magnetic and electromagnetic energy. The installation process does not involve changes to the features or capabilities of the equipment and does not require proprietary information about the equipment in order for the installed equipment to perform to specifications. There is objective and reliable evidence of fair value for each of the units of accounting, and, as a result, the arrangement revenue is allocated to the separate units of accounting based on their relative fair values. Typically, fair value is the price of the deliverable when it is regularly sold on a stand-alone basis.

Approximately 60% of the segment's revenues (approximately 15% of consolidated revenues) are recorded under the percentage-of-completion method due to the complex nature of the enclosures that are designed and produced under these contracts. Products accounted for under this guidance include the construction and installation of complex test chambers to a buyer's specifications that provide its customers with the ability to measure and contain magnetic, electromagnetic and acoustic energy. As discussed above, for arrangements that are accounted for under this guidance, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes these revenues and costs based on either (a) units delivered or (b) contract milestones. If a reliable measure of output cannot be established (which applies in less than 10% of Test segment revenues or 2% of consolidated revenues), input measures (e.g., costs incurred) are used to recognize revenue. Given the nature of the Company's operations related to these contracts, costs incurred represent an appropriate measure of progress towards completion.

The percentage-of-completion method of accounting involves the use of various techniques to estimate expected costs at completion. These estimates are based on Management's judgment and the Company's substantial experience in developing these types of estimates.

Filtration Segment: Within the Filtration segment, approx-imately 65% of revenues (approximately 20% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers) or when services are performed for unaffiliated customers.

Approximately 35% of segment revenues (approximately 10% of consolidated revenues) are recorded under the percentage-of-completion method. Products accounted for under this guidance include the design, development and manufacture of complex fluid control products, quiet valves, manifolds and systems primarily for the aerospace and military markets. For arrangements that are accounted for under this guidance, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes these revenues and costs based on units delivered. The percentage-of-completion method of accounting involves the use of various techniques to estimate expected costs at completion.

F. CASH AND CASH EQUIVALENTS

Cash equivalents include temporary investments that are readily convertible into cash, such as money market funds.

G. ACCOUNTS RECEIVABLE

Accounts receivable have been reduced by an allowance for amounts that the Company estimates are uncollectible in the future. This estimated allowance is based on Management's evaluation of the financial condition of the customer and historical write-off experience.

H. COSTS AND ESTIMATED EARNINGS ON LONG-TERM CONTRACTS

Costs and estimated earnings on long-term contracts represent unbilled revenues, including accrued profits, accounted for under the percentage-of-completion method, net of progress billings.

I. INVENTORIES

Inventories are valued at the lower of cost (first-in, first-out) or market value. Inventories are regularly reviewed for excess quantities and obsolescence based upon historical experience, specific identification of discontinued items, future demand, and market conditions. Inventories under long-term contracts reflect accumulated production costs, factory overhead, initial tooling and other related costs less the portion of such costs charged to cost of sales and any unliquidated progress payments.

J. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are recorded at cost. Depreciation and amortization are computed primarily on a straight-line basis over the estimated useful lives of the assets: buildings, 10-40 years; machinery and equipment, 3-10 years; and office furniture and equipment, 3-10 years. Leasehold improvements are amortized over the remaining term of the applicable lease or their estimated useful lives, whichever is shorter. Long-lived tangible assets are reviewed for impairment whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment losses are recognized based on fair value.

K. GOODWILL AND OTHER LONG-LIVED ASSETS

Goodwill represents the excess of purchase costs over the fair value of net identifiable assets acquired in business acquisitions. Management annually reviews goodwill and other long-lived assets with indefinite useful lives for impairment or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. If the Company determines that the carrying value of the long-lived asset may not be recoverable, a permanent impairment charge is recorded for the amount by which the carrying value of the long-lived asset exceeds its fair value.

Fair value is measured based on a discounted cash flow method using a discount rate determined by Management to be commensurate with the risk inherent in the Company's current business model. Other intangible assets represent costs allocated to identifiable intangible assets, principally capitalized software, patents, trademarks, and technology rights. See Note 3 regarding goodwill and other intangible assets activity.

L. CAPITALIZED SOFTWARE

The costs incurred for the development of computer software that will be sold, leased, or otherwise marketed are charged to expense when incurred as research and development until technological feasibility has been established for the product.  Technological feasibility is typically established upon completion of a detailed program design. Costs incurred after this point are capitalized on a project-by-project basis in accordance with FASB ASC Topic 985, Software. Capitalized costs consist of internal and external development costs. Upon general release of the product to customers, the Company ceases capitalization and begins amortization, which is calculated on a project-by-project basis as the greater of (1) the ratio of current gross revenues for a product to the total of current and anticipated future gross revenues for the product or (2) the straight-line method over the estimated economic life of the product. The Company generally amortizes the software development costs over a three-to-ten year period based upon the estimated future economic life of the product. Factors considered in determining the estimated future economic life of the product include anticipated future revenues, and changes in software and hardware technologies. Management annually reviews the carrying values of capitalized costs for impairment or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. If expected cash flows are insufficient to recover the carrying amount of the asset, then an impairment loss is recognized to state the asset at its net realizable value.

M. INCOME TAXES

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets may be reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance when Management believes it is more likely than not such assets will not be recovered, taking into consideration historical operating results, expectations of future earnings, tax planning strategies, and the expected timing of the reversals of existing temporary differences.

N. RESEARCH AND DEVELOPMENT COSTS

Company-sponsored research and development costs include research and development and bid and proposal efforts related to the Company's products and services. Company-sponsored product development costs are charged to expense when incurred. Customer-sponsored research and development costs incurred pursuant to contracts are accounted for similarly to other program costs. Customer-sponsored research and development costs refer to certain situations whereby customers provide funding to support specific contractually defined research and development costs.

O. FOREIGN CURRENCY TRANSLATION

The financial statements of the Company's foreign operations are translated into U.S. dollars in accordance with FASB ASC Topic 830, Foreign Currency Matters. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income.

P. EARNINGS PER SHARE

Basic earnings per share is calculated using the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using the weighted average number of common shares outstanding during the period plus shares issuable upon the assumed exercise of dilutive common share options and vesting of performance-accelerated restricted shares using the treasury stock method.

The number of shares used in the calculation of earnings per share for each year presented is as follows:

(In thousands)	2012	2011	2010
Weighted Average Shares
Outstanding—Basic	26,699	26,588	26,450
Dilutive Options and Performance-
Accelerated Restricted Stock	331	315	288
Shares—Diluted	27,030	26,903	26,738

Options to purchase 126,787 shares at prices ranging from $35.69-$45.81 were outstanding during the year ended September 30, 2012, but were not included in the respective computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares. Options to purchase 372,653 shares at prices ranging from $32.55-$54.88 were outstanding during the year ended September 30, 2011, but were not included in the respective computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares. Options to purchase 569,363 shares at prices ranging from $32.55-$54.88 were outstanding during the year ended September 30, 2010, but were not included in the respective computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares. These options expire in various periods through 2014.

Approximately 175,000, 173,000 and 214,000 restricted shares were outstanding but unearned at September 30, 2012, 2011 and 2010, respectively, and, therefore, were not included in the respective years' computations of diluted EPS.

Q. SHARE-BASED COMPENSATION

The Company provides compensation benefits to certain key employees under several share-based plans providing for employee stock options and/or performance-accelerated restricted shares (restricted shares), and to non-employee directors under a non-employee directors compensation plan. Share-based payment expense is measured at the grant date based on the fair value of the award and is recognized on a straight-line basis over the requisite service period (generally the vesting period of the award).

R. ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss of $(25.4) million at September 30, 2012, consisted of $(28.7) million related to the pension net actuarial loss; and $3.3 million related to currency translation adjustments. Accumulated other comprehensive loss of $(19.2) million at September 30, 2011, consisted of $(24.5) million related to the pension net actuarial loss; and $5.3 million related to currency translation adjustments.

S. DEFERRED REVENUE AND COSTS

Deferred revenue and costs are recorded when products or services have been provided but the criteria for revenue recognition have not been met. If there is a customer acceptance provision or there is uncertainty about customer acceptance, revenue and costs are deferred until the customer has accepted the product or service.

T. DERIVATIVE FINANCIAL INSTRUMENTS

All derivative financial instruments are reported on the balance sheet at fair value. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as a hedge and on the type of hedge. For each derivative instrument designated as a cash flow hedge, the effective portion of the gain or loss on the derivative is deferred in accumulated other comprehensive income until recognized in earnings with the underlying hedged item. For each derivative instrument designated as a fair value hedge, the gain or loss on the derivative and the offsetting gain or loss on the hedged item are recognized immediately in earnings. Regardless of type, a fully effective hedge will result in no net earnings impact while the derivative is outstanding. To the extent that any hedge is ineffective at offsetting cash flow or fair value changes in the underlying hedged item, there could be a net earnings impact.

U. NEW ACCOUNTING STANDARDS

In July 2012, the FASB issued Accounting Standards Update No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (ASU 2012-02). This ASU updates the rules on testing indefinite-lived intangible assets other than goodwill for impairment and permits the option to perform a qualitative assessment of the fair value of indefinite-lived intangible assets. This update is effective for fiscal years, and interim periods within those years, beginning after September 15, 2012 and is not expected to have a material impact on the Company's financial statements.

Acquisitions	12 Months Ended
Sep. 30, 2012
Acquisitions [Abstract]
Acquisitions

2. Acquisitions

2012

During 2012, the Company acquired a minority interest in Calico Energy, Inc. (Calico) for $3.3 million in cash. Calico, headquartered in Seattle, Washington, is a provider of demand response software used in smart grid deployments and will be offered in connection with Aclara's Smart Communications Network solution. This investment is accounted for under the cost method and is classified as a long-term Other asset on the Company's consolidated balance sheet at September 30, 2012.

2011

On February 28, 2011, the Company acquired the capital stock of EMV Elektronische Messgerate Vertriebs - GmbH, together with its subsidiary EMSCREEN Electromagnetic Screening GmbH (collectively, EMV) for a purchase price of approximately $5 million, inclusive of cash acquired. EMV, with operations in Taufkirchen, Germany, provides turnkey systems and shielded environments for research, development and quality assurance testing of electronic equipment. EMV's operating results, since the date of acquisition, are included within the Test segment and the Company recorded approximately $4.8 million of goodwill as a result of the transaction.

2010

Effective July 31, 2010, the Company acquired the capital stock of Crissair, Inc. (Crissair) for a purchase price of approximately $27 million, net of cash acquired. Crissair, headquartered in Palmdale, California, is a manufacturer of high-quality hydraulic, fuel and pneumatic system components for the aerospace industry. The operating results for Crissair, since the date of acquisition, are included within the Filtration segment. The Company recorded approximately $9 million of goodwill as a result of the transaction, $4.3 million of trade names and $7.4 million of amortizable identifiable intangible assets consisting of customer relationships.

On September 3, 2010, the Company acquired the capital stock of Xtensible Solutions, Inc. (Xtensible) for a purchase price of approximately $4 million in cash plus contingent consideration. Xtensible is a provider of information management and integration solutions to the utility industry worldwide and its operating results, since the date of acquisition, are included within the USG segment (as part of Aclara through 2012). The agreement includes contingent consideration based on target revenues to be earned and paid out over the three and a half year period from the date of acquisition. The Company recorded approximately $15 million of goodwill as a result of the transaction. The Company revalued the earnout obligation based on current forecasted revenues and recorded income of $4.5 million and $7.6 million in Other (income) expenses, net in 2012 and 2011, respectively.

All of the Company's acquisitions have been accounted for using the purchase method of accounting and accordingly, the respective purchase prices were allocated to the assets (including intangible assets) acquired and liabilities assumed based on estimated fair values at the date of acquisition. The financial results from these acquisitions have been included in the Company's financial statements from the date of acquisition. Pro forma financial information related to the Company's acquisitions was not presented as it was not significant to the Company's results of operations. None of the goodwill recorded as part of the acquisitions mentioned above is expected to be deductible for U.S. Federal or state income tax purposes except for the goodwill recorded in connection with the Xtensible acquisition.

Goodwill And Other Intangible Assets	12 Months Ended
Sep. 30, 2012
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

3. Goodwill and Other Intangible Assets

Included on the Company's Consolidated Balance Sheets at September 30, 2012, and 2011 are the following intangible assets gross carrying amounts and accumulated amortization:

(Dollars in millions)	2012	2011
Goodwill	$361.3	361.9

Intangible assets with determinable lives:
Patents
Gross carrying amount	$13.5	13.5
Less: accumulated amortization	13.3	13.3

Net	$0.2	0.2

Capitalized software
Gross carrying amount	$129.8	116.7
Less: accumulated amortization	67.0	57.4

Net	$62.8	59.3

Customer Relationships
Gross carrying amount	$61.4	61.4
Less: accumulated amortization	14.7	11.6

Net	$46.7	49.8

Other
Gross carrying amount	$10.3	10.3
Less: accumulated amortization	10.3	9.6

Net	$—	0.7

Intangible assets with indefinite lives:
Trade names	$121.7	121.8

The Company performed its annual evaluation of goodwill and intangible assets for impairment during the fourth quarter of fiscal 2012 and concluded no impairment existed at September 30, 2012.

The changes in the carrying amount of goodwill attributable to each business segment for the years ended September 30, 2012, and 2011 are as follows:

(Dollars in millions)	USG	Test	Filtration	Total

Balance as of
September 30, 2010	$296.1	30.5	29.1	355.7
Acquisitions/adjustments	1.7	4.3	0.2	6.2

Balance as of
September 30, 2011	297.8	34.8	29.3	361.9
Acquisitions/adjustments	(0.5)	(0.1)	—	(0.6)

Balance as of
September 30, 2012	$297.3	34.7	29.3	361.3

Amortization expense related to intangible assets with determinable lives was $13.3 million, $12 million and $11.6 million in 2012, 2011 and 2010, respectively. The Company recorded $4.7 million, $4.7 million and $4.5 million of amortization expense related to Aclara PLS's TWACS NG software in 2012, 2011 and 2010, respectively. Patents are amortized over the life of the patents, generally 17 years. Capitalized software is amortized over the estimated useful life of the software, generally three to seven years. Customer relationships are generally amortized over twenty years. Intangible asset amortization for fiscal years 2013 through 2017 is estimated at approximately $12 million per year.

Accounts Receivable	12 Months Ended
Sep. 30, 2012
Accounts Receivable [Abstract]
Accounts Receivable

4. Accounts Receivable

Accounts receivable, net of the allowance for doubtful accounts, consist of the following at September 30, 2012, and 2011:

(Dollars in thousands)	2012	2011
Commercial	$147,685	137,498
U.S. Government and prime contractors	3,366	6,585
Total	$151,051	144,083

Inventories	12 Months Ended
Sep. 30, 2012
Inventories [Abstract]
Inventories

5. Inventories

Inventories consist of the following at September 30, 2012, and 2011:

(Dollars in thousands)	2012	2011

Finished goods	$30,250	30,192
Work in process—including
long-term contracts	30,372	23,139
Raw materials	47,439	43,655

Total	$108,061	96,986

Property, Plant And Equipment	12 Months Ended
Sep. 30, 2012
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

6. Property, Plant and Equipment

Depreciation expense of property, plant and equipment for the years ended September 30, 2012, 2011 and 2010 was $11.4 million, $11.5 million and $10.5 million, respectively.

The Company leases certain real property, equipment and machinery under noncancelable operating leases. Rental expense under these operating leases for the years ended September 30, 2012, 2011 and 2010 was $8.3 million, $8.1 million and $7.7 million, respectively. Future aggregate minimum lease payments under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of September 30, 2012, are: (Dollars in thousands) Years ending September 30:

2013	$7,585
2014	6,096
2015	4,811
2016	3,291
2017 and thereafter	2,251

Total	$24,034

Income Tax Expense	12 Months Ended
Sep. 30, 2012
Income Tax Expense [Abstract]
Income Tax Expense

7. Income Tax Expense

Total income tax expense (benefit) for the years ended September 30, 2012, 2011 and 2010 was allocated to income tax expense from continuing operations.

The components of income before income taxes consisted of the following for the years ended September 30:

(Dollars in thousands)	2012	2011	2010
United States	$67,297	73,275	66,639
Foreign	4,387	3,683	3,026
Total income before income taxes	$71,684	76,958	69,665

The principal components of income tax expense (benefit) for the years ended September 30, 2012, 2011 and 2010 consist of:

(Dollars in thousands)	2012	2011	2010

Federal
Current	$16,868	15,708	17,585
Deferred	4,084	5,578	4,199
State and local:
Current	1,659	2,218	2,193
Deferred	531	580	230
Foreign:
Current	1,897	3,104	1,130
Deferred	(234)	(2,731)	(518)

Total	$24,805	24,457	24,819

The actual income tax expense (benefit) for the years ended September 30, 2012, 2011 and 2010 differs from the expected tax expense for those years (computed by applying the U.S. Federal corporate statutory rate) as follows:

	2012	2011	2010

Federal corporate statutory rate	35.0%	35.0%	35.0%
State and local, net of Federal benefits	3.3	3.6	3.1
Foreign	0.1	(2.2)	(1.5)
Research credit	(0.4)	(2.0)	0.3
Domestic production deduction	(2.4)	(2.5)	(1.9)
Change in uncertain tax positions	(2.6)	(0.5)	0.1
Purchase accounting adjustment	0.7	—	—
Other, net	0.9	0.4	0.5

Effective income tax rate	34.6%	31.8%	35.6%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at September 30, 2012, and 2011 are presented below.

(Dollars in thousands)	2012	2011

Deferred tax assets:
Inventories, long-term contract accounting,
contract cost reserves and other	$7,819	6,029
Pension and other postretirement benefits	13,437	11,341
Net operating loss carryforward—domestic	562	687
Net operating loss carryforward—foreign	3,841	3,419
Capital loss carryforward	240	240
Other compensation-related costs
and other cost accruals	17,589	17,316
State credit carryforward	997	1,240

Total deferred tax assets	44,485	40,272
Deferred tax liabilities:
Plant and equipment, depreciation methods,
acquisition asset allocations, and other	(109,905)	(104,082)

Net deferred tax liabilities before
valuation allowance	(65,420)	(63,810)
Less valuation allowance	(942)	(873)

Net deferred tax liabilities	$(66,362)	(64,683)

The Company has a foreign net operating loss carryforward of $12.5 million at September 30, 2012, which reflects tax loss carryforwards in Brazil, Germany and the United Kingdom. These losses have no expiration date. The Company also has net state research and other credit carryforwards of $1 million of which $0.6 million expires between 2022 and 2027. The remaining $0.4 million does not have an expiration date.

At September 30, 2012, the Company has established a valuation allowance of $0.2 million against the capital loss carryforward generated in 2008, as such loss carryforward may not be realized in future periods. In addition, the Company has established a valuation allowance against certain net operating loss (NOL) carryforwards in foreign jurisdictions which may not be realized in future periods. The valuation allowance established against the foreign NOL carryforwards was $0.7 million at September 30, 2012, and 2011, respectively. The Company classifies its valuation allowance related to deferred taxes on a pro rata basis.

The Company's foreign subsidiaries have accumulated unremitted earnings of $34 million and cash of $20.9 million at September 30, 2012. No deferred taxes have been provided on the accumulated unremitted earnings because these funds are not needed to meet the liquidity requirements of the Company's U.S. operations and it is the Company's intention to reinvest these earnings indefinitely. In the event these foreign entities' earnings were distributed, it is estimated that U.S. taxes, net of available foreign tax credits, of approximately $5.6 million would be due, which would correspondingly reduce the Company's net earnings. No significant portion of the Company's foreign subsidiaries' earnings was taxed at a very low tax rate.

As of September 30, 2012, the Company had $1.8 million of unrecognized benefits (see table below), which, net of Federal benefit, if recognized, would affect the Company's effective tax rate.

A reconciliation of the Company's unrecognized tax benefits for the years ended September 30, 2012, and 2011 is presented in the table below:

(Dollars in millions)	2012	2011

Balance as of October 1,	$3.6	3.2
Increases related to prior year tax positions	—	0.7
Decreases related to prior year tax positions	(0.3)	—
Increases related to current year tax positions	0.1	0.2
Lapse of statute of limitations	(1.6)	(0.5)

Balance as of September 30,	$1.8	3.6

The Company anticipates a $0.2 million reduction in the amount of unrecognized tax benefits in the next 12 months as a result of a lapse of the applicable statute of limitations. The Company's policy is to include interest related to unrecognized tax benefits in income tax expense and penalties in operating expense. As of September 30, 2012, 2011 and 2010, the Company had accrued interest related to uncertain tax positions of $0.1 million, $0.2 million and $0.1 million, respectively, net of Federal income tax benefit, on its Consolidated Balance Sheet. No significant penalties have been accrued.

The principal jurisdictions for which the Company files income tax returns are U.S. Federal and the various city, state, and international locations where the Company has operations. The U.S. Federal tax years for the periods ended September 30, 2009, and forward remain subject to income tax examination. Various state tax years for the periods ended September 30, 2008, and forward remain subject to income tax examinations. The Company is subject to income tax in many jurisdictions outside the United States, none of which is individually material to the Company's financial position, statements of cash flows, or results of operations.

Debt	12 Months Ended
Sep. 30, 2012
Debt [Abstract]
Debt

8. Debt

Debt consists of the following at September 30, 2012, and 2011:

(Dollars in thousands)	2012	2011
Revolving credit facility,
including current portion	$115,000	125,000
Current portion of long-term debt	(50,000)	(50,000)
Total long-term debt,
less current portion	$65,000	75,000

On May 14, 2012, the Company entered into a new $450 million five-year revolving credit facility with JPMorgan Chase Bank, N.A., as administrative agent, PNC Bank, N.A., as syndication agent, and eight other participating lenders (the "Credit Facility"). The Credit Facility replaced the Company's $330 million revolving credit facility that would otherwise have matured in November, 2012. Through a credit facility expansion option, the Company may elect to increase the size of the

Credit Facility by entering into incremental term loans, in any agreed currency, at a minimum of $25 million each up to a maximum of $250 million aggregate.

At September 30, 2012, the Company had approximately $320 million available to borrow under the Credit Facility, plus a $250 million increase option, in addition to $30.2 million cash on hand. The Company classified $50 million as the current portion of long-term debt as of September 30, 2012, as the Company intends to repay this amount within the next twelve months; however, the Company has no contractual obligation to repay such amount during the next twelve months. The Company's ability to access the additional $250 million increase option of the Credit Facility is subject to acceptance by participating or other outside banks.

The credit facility requires, as determined by certain financial ratios, a facility fee ranging from 17.5 to 35.0 basis points per annum on the unused portion. The terms of the facility provide that interest on borrowings may be calculated at a spread over the London Interbank Offered Rate (LIBOR) or based on the prime rate, at the Company's election. The facility is secured by the unlimited guaranty of the Company's material domestic subsidiaries and a 65% pledge of the material foreign subsidiaries' share equity. The financial covenants of the Credit Facility include a leverage ratio and an interest coverage ratio. During 2012 and 2011, the maximum aggregate short-term borrowings at any month-end were $141 million and $159 million, respectively; the average aggregate short-term borrowings outstanding based on month-end balances were $126 million and $143 million, respectively; and the weighted average interest rates were 1.20%, 1.40%, and 1.87% for 2012, 2011 and 2010, respectively. The letters of credit issued and outstanding under the Credit Facility totaled $15.3 million and $15 million at September 30, 2012, and 2011, respectively.

Capital Stock	12 Months Ended
Sep. 30, 2012
Capital Stock [Abstract]
Capital Stock

9. Capital Stock

The 30,044,486 and 29,956,904 common shares as presented in the accompanying Consolidated Balance Sheets at September 30, 2012, and 2011 represent the actual number of shares issued at the respective dates. The Company held 3,453,249 and 3,320,926 common shares in treasury at September 30, 2012, and 2011, respectively.

In August 2012, the Company's Board of Directors authorized an expanded stock repurchase program whereby Management may repurchase shares of its outstanding common stock in the open market and otherwise throughout the period ending September 30, 2013. The total value authorized is the lesser of $100 million, or the dollar limitation imposed by Section 6.07 of the Company's Credit Agreement dated May 14, 2012. The previous authorization was set to expire September 30, 2012. The Company repurchased approximately 150,000 shares during 2012 and there were no stock repurchases in 2011 or 2010.

Share-Based Compensation	12 Months Ended
Sep. 30, 2012
Share-Based Compensation [Abstract]
Share-Based Compensation

10. Share-Based Compensation

The Company provides compensation benefits to certain key employees under several share-based plans providing for employee stock options and/or performance-accelerated restricted shares (restricted shares), and to non-employee directors under a non-employee directors compensation plan.

Stock Option Plans

The Company's stock option awards are generally subject to graded vesting over a three-year service period. All outstanding options were granted at prices equal to fair market value at the date of grant. The options granted prior to September 30, 2003, have a 10-year contractual life from date of issuance, expiring in various periods through 2013. Beginning in fiscal 2004, the options granted have a five-year contractual life from date of issuance. The Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award.

The fair value of each option award is estimated as of the date of grant using the Black-Scholes option pricing model. The weighted average assumptions for the periods indicated are noted below. Expected volatility is based on historical volatility of ESCO's stock calculated over the expected term of the option. The Company utilizes historical company data to develop its expected term assumption. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the date of grant. There were no stock option grants during 2012 or 2011. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for grants in 2010: expected dividend yield of 0.9%; expected volatility of 48.1%; risk-free interest rate of 1.9%; and expected term of 3.9 years.

Information regarding stock options awarded under the option plans is as follows:

	FY2012		FY2011		FY2010
		Estimated		Estimated		Estimated
		Weighted		Weighted		Weighted
	Shares	Avg. Price	Shares	Avg. Price	Shares	Avg. Price

October 1,	435,054	$35.58	761,931	$35.15	891,826	$33.63
Granted	—	—	—	—	2,000	$32.55
Exercised	(100,872)	$14.98	(104,912)	$13.18	(73,765)	$12.03
Cancelled	(208,366)	$45.18	(221,965)	$44.67	(58,130)	$41.17

September 30,	125,816	$36.29	435,054	$35.58	761,931	$35.15
At September 30,
Reserved for future grant	1,301,090		1,115,776		949,062
Exercisable	125,149	$36.31	397,073	$35.42	677,538	$34.88

The aggregate intrinsic value of options exercised during 2012, 2011 and 2010 was $2 million, $2.4 million and $1.3 million, respectively. The aggregate intrinsic value of stock options outstanding and exercisable at September 30, 2012, was $0.3 million. The weighted-average contractual life of stock options outstanding at September 30, 2012, was 0.9 years. The weighted-average fair value of stock options per share granted in 2012, 2011 and 2010 was zero, zero, and $11.90, respectively.

Summary information regarding stock options outstanding at September 30, 2012, is presented below:

	Options Outstanding
		Weighted-
		Average	Weighted
	Number	Remaining	Average
Range of	Outstanding at	Contractual	Exercise
Exercise Prices	Sept. 30, 2012	Life	Price

$17.29- $32.55	8,000	0.8 years	$21.11
$35.69- $36.70	15,000	0.2 years	$35.82
$37.54- $37.98	102,816	1.0 years	$37.54

	125,816	0.9 years	$36.29

	Exercisable Options Outstanding
		Weighted
	Number	Average
Range of	Exercisable at	Exercise
Exercise Prices	Sept. 30, 2012	Price

$17.29 - $32.55	7,333	$20.06
$35.69 - $36.70	15,000	$35.82
$37.54 - $37.98	102,816	$37.54

	125,149	$36.31

Performance-accelerated Restricted Share Awards

The performance-accelerated restricted shares (restricted shares) have a five-year term with accelerated vesting if certain targets based on market conditions are achieved. In these cases, if it is probable that the performance condition will be met, the Company recognizes compensation cost on a straight-line basis over the shorter performance period; otherwise, it will recognize compensation cost over the longer service period. Compensation cost for the majority of the outstanding restricted share awards is being recognized over the longer performance period as it is not probable the performance condition will be met. The restricted share award grants were valued at the stock price on the date of grant. Pretax compensation expense related to the restricted share awards was $4 million, $3.6 million and $3.6 million for the fiscal years ended September 30, 2012, 2011 and 2010, respectively.

The following summary presents information regarding outstanding restricted share awards as of September 30, 2012, and changes during the period then ended:

		Weighted
	Shares	Avg. Price

Nonvested at October 1, 2011	486,908	$33.41
Granted	—	$—
Vested	(81,835)	$37.14
Cancelled	(625)	$38.09

Nonvested at September 30, 2012	404,448	$32.65

Non-Employee Directors Plan

The non-employee directors compensation plan provides to each non-employee director a retainer of 900 common shares per quarter. Compensation expense related to the non-employee director grants was $0.6 million, $0.6 million and $0.5 million for the years ended September 30, 2012, 2011 and 2010, respectively.

Total Share-Based Compensation

The total share-based compensation cost that has been recognized in results of operations and included within SG&A was $4.6 million, $4.7 million and $4.6 million for the years ended September 30, 2012, 2011 and 2010, respectively. The total income tax benefit recognized in results of operations for share-based compensation arrangements was $1.6 million, $1.8 million and $1.8 million for the years ended September 30, 2012, 2011 and 2010, respectively. The Company has elected to use tax law ordering rules when calculating the income tax benefit associated with its share-based payment arrangements. In addition, the Company elected to use the simplified method of calculating the pool of excess tax benefits available to absorb tax deficiencies recognized. As of September 30, 2012, there was $5.9 million of total unrecognized compensation cost related to share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.6 years.

Retirement And Other Benefit Plans	12 Months Ended
Sep. 30, 2012
Retirement And Other Benefit Plans [Abstract]
Retirement And Other Benefit Plans

11. Retirement and Other Benefit Plans

Substantially all domestic employees are covered by a defined contribution pension plan maintained by the Company. Effective December 31, 2003, the Company's defined benefit plan was frozen and no additional benefits have been accrued after that date. As a result, the accumulated benefit obligation and projected benefit obligation are equal. These frozen retirement income benefits are provided to employees under defined benefit pay-related and flat-dollar plans, which are noncontributory. In conjunction with the acquisition of Doble, the Company assumed responsibility for its defined benefit plan and has frozen the plan effective December 31, 2008, and no additional benefits have been accrued after that date. Effective October 1, 2009, the Company's defined benefit plan and Doble's benefit plan were merged into one plan. The annual contributions to the defined benefit retirement plans equal or exceed the minimum funding requirements of the Employee Retirement Income Security Act or applicable local regulations. In addition to providing retirement income benefits, the Company provides unfunded postretirement health and life insurance benefits to certain retirees. To qualify, an employee must retire at age 55 or later and the employee's age plus service must equal or exceed 75. Retiree contributions are defined as a percentage of medical premiums. Consequently, retiree contributions increase with increases in the medical premiums. The life insurance plans are noncontributory and provide coverage of a flat dollar amount for qualifying retired employees. Effective December 31, 2004, no new retirees are eligible for life insurance benefits.

The Company uses a measurement date of September 30 for its pension and other postretirement benefit plans. The Company has an accrued benefit liability of $0.8 million at September 30, 2012, and 2011, respectively, related to its other postretirement benefit obligations. All other information related to its postretirement benefit plans is not considered material to the Company's results of operations or financial condition.

The following tables provide a reconciliation of the changes in the pension plans and fair value of assets over the two-year period ended September 30, 2012, and a statement of the funded status as of September 30, 2012, and 2011:

(Dollars in millions)	2012	2011

Reconciliation of benefit obligation
Net benefit obligation at beginning of year	$83.2	79.4
Service cost	0.1	0.1
Interest cost	3.8	3.9
Actuarial loss	13.4	4.8
Settlements	—	(1.8)
Gross benefits paid	(3.4)	(3.2)

Net benefit obligation at end of year	$97.1	83.2

(Dollars in millions)	2012	2011

Reconciliation of fair value of plan assets
Fair value of plan assets at beginning of year	$50.5	49.2
Actual return on plan assets	9.0	0.8
Employer contributions	5.0	5.5
Gross benefits paid	(3.4)	(3.2)
Settlements	—	(1.8)

Fair value of plan assets at end of year	$61.1	50.5

(Dollars in millions)	2012	2011

Funded Status
Funded status at end of year	$(36.0)	(32.7)
Unrecognized prior service cost	—	—
Unrecognized net actuarial (gain) loss	—	—
Accrued benefit cost	(36.0)	(32.7)

Amounts recognized in the Balance Sheet
consist of:
Noncurrent asset	—	—
Current liability	(0.5)	(0.2)
Noncurrent liability	(35.5)	(32.5)
Accumulated other comprehensive (income)/loss
(before tax effect)	48.3	41.3

Amounts recognized in Accumulated Other
Comprehensive (Income)/Loss consist of:
Net actuarial loss	48.2	41.2
Prior service cost	0.1	0.1

Accumulated Other Comprehensive (Income)/Loss	$48.3	41.3

The following table provides the components of net periodic benefit cost for the plans for the years ended September 30, 2012, 2011 and 2010:

(Dollars in millions)	2012	2011	2010

Service cost	$0.1	0.1	0.2
Interest cost	3.8	3.9	4.0
Expected return on plan assets	(4.1)	(4.2)	(4.1)
Net actuarial loss	1.5	1.1	0.9
Settlement gain	—	—	(0.5)

Net periodic benefit cost	1.3	0.9	0.5
Defined contribution plans	4.5	3.7	4.3

Total	$5.8	4.6	4.8

The discount rate used in measuring the Company's pension obligations was developed by matching yields of actual high-quality corporate bonds to expected future pension plan cash flows (benefit payments). Over 400 Aa-rated, non-callable bonds with a wide range of maturities were used in the analysis. After using the bond yields to determine the present value of the plan cash flows, a single representative rate that resulted in the same present value was developed. The expected long-term rate of return on plan assets assumption was determined by reviewing the actual investment return of the plans since inception and evaluating those returns in relation to expectations of various investment organizations to determine whether long-term future returns are expected to differ significantly from the past.

The following weighted-average assumptions were used to determine the net periodic benefit cost for the pension plans:

	2012	2011	2010

Discount rate	4.50%	5.00%	5.50%
Rate of increase in
compensation levels	N/A	N/A	N/A
Expected long-term rate of
return on assets	7.5%	8.00%	8.00%

The following weighted-average assumptions were used to determine the net periodic benefit obligations for the pension plans:

	2012	2011

Discount rate	3.75%	4.5%
Rate of increase in
compensation levels	N/A	N/A

The assumed rate of increase in compensation levels is not applicable in 2012, 2011 and 2010 as the plan was frozen in earlier years.

The asset allocation for the Company's pension plans at the end of 2012 and 2011, the Company's acceptable range and the target allocation for 2013, by asset category, follows:

	Target	Acceptable	Percentage of Plan
	Allocation	Range	Assets at Year-end

Asset Category	2013		2012	2011

Equity securities	60%	50-70%	59%	56%
Fixed income	40%	30-50%	39%	43%
Cash/cash equivalents	0%	0-5%	2%	1%

The Company's pension plan assets are managed by outside investment managers and assets are rebalanced when the target ranges are exceeded. Pension plan assets consist principally of marketable securities including common stocks, bonds, and interest-bearing deposits. The Company's investment strategy with respect to pension assets is to achieve a total rate of return (income and capital appreciation) that is sufficient to accomplish the purpose of providing retirement benefits to all eligible and future retirees of the pension plan. The Company regularly monitors performance and compliance with investment guidelines.

FAIR VALUE OF FINANCIAL MEASUREMENTS

The fair values of the Company's defined benefit plan investments as of September 30, 2012, by asset category, are as follows:

(Dollars in millions)	Level 1	Level 2	Level 3	Total

Investments at Fair Value:
Cash and Cash Equivalents	$0.8	—	—	0.8
Common and Preferred Stock Funds:
Domestic large capitalization	9.3	0.5	—	9.8
Domestic small/mid capitalization	9.3	0.5	—	9.8
International funds	9.3	0.5	—	9.8
Fixed Income Funds	3.1	24.8	—	27.9
Real Estate Investments	2.9	0.1	—	3.0

Total Investments at Fair Value	$34.7	26.4	—	61.1

For assets that are measured using quoted prices in active markets, the total fair value is the published market price per unit multiplied by the number of units held without consideration of transaction costs, which have been determined to be immaterial. Assets that are measured using significant other observable inputs are primarily valued by reference to quoted prices of markets that are not active. The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying value of cash represents fair value as it consists of actual currency, and is classified as Level 1.

Common and preferred stock funds: The plans' common and preferred stock funds primarily consist of investments in listed U.S. and international companies' stocks. The stock investments are valued using quoted prices from the various public markets. Most equity securities trade on formal exchanges, both domestic and foreign (e.g. NYSE, NASDAQ, LSE), and can be accurately described as active markets. The observable valuation inputs are unadjusted quoted prices that represent active market trades and are classified as Level 1 or Level 2.

Fixed income funds: Fixed income funds consist of investments in U.S. and foreign corporate credit, U.S. and foreign government issues (including agencies and mortgages), U.S. Treasuries, U.S. state and municipal securities and asset-backed securities. These investments are generally priced by institutional bids, which reflect estimated values based on underlying model frameworks at various dealers and vendors, or are formally listed on exchanges, where dealers exchange bid and ask offers to arrive at most executed transaction prices. These investments are classified as Level 1 or Level 2.

Real estate investments: The plan invests in U.S. real estate through indirect ownership entities, which are structured as limited partnerships or private real estate investment trusts (REITs). These real estate investments are classified as Level 1 or Level 2.

FASB ASC 825, Financial Instruments, establishes a three-level hierarchy for disclosure of fair value measurements, based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date, as follows:

Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2: Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

EXPECTED CASH FLOWS

Information about the expected cash flows for the pension and other postretirement benefit plans follows:

	Pension	Other
(Dollars in millions)	Benefits	Benefits
Expected Employer Contributions—2013	$4.6	0.1

Expected Benefit Payments
2013	4.2	0.1
2014	4.1	0.1
2015	4.2	—
2016	4.7	—
2017	4.6	0.1
2018-2022	$26.2	0.3

Other Financial Data	12 Months Ended
Sep. 30, 2012
Other Financial Data [Abstract]
Other Financial Data

12. Other Financial Data

Items charged to operations during the years ended September 30, 2012, 2011 and 2010 included the following:

(Dollars in thousands)	2012	2011	2010

Salaries and wages (including fringes)	$197,642	187,214	160,780
Maintenance and repairs	5,389	4,530	3,440

Research and development (R&D) costs:
Company-sponsored	30,067	33,574	32,199
Customer-sponsored	9,171	8,527	4,035

Total R&D	$39,238	42,101	36,234
Other engineering costs	17,646	11,490	13,250

Total R&D and other engineering costs	$56,884	53,591	49,484
As a % of net sales	8.3%	7.7%	8.1%

A reconciliation of the changes in accrued product warranty liability for the years ended September 30, 2012, 2011 and 2010 is as follows:

(Dollars in thousands)	2012	2011	2010
Balance as of October 1,	$3,834	3,877	4,370
Additions charged to expense	2,357	3,275	1,813
Deductions	(2,711)	(3,318)	(2,306)
Balance as of September 30,	$3,480	3,834	3,877

Business Segment Information	12 Months Ended
Sep. 30, 2012
Business Segment Information [Abstract]
Business Segment Information

13. Business Segment Information

The Company is organized based on the products and services it offers. Under this organizational structure, the Company has three reporting segments: Utility Solutions Group (USG), RF Shielding and Test (Test) and Filtration/Fluid Flow (Filtration).

The USG segment's operations consist of: Aclara Technologies LLC (Aclara) and Doble Engineering Company (Doble). Aclara is a proven supplier of special purpose fixed-network communications systems for electric, gas and water utilities, including hardware and software to support advanced metering applications. Aclara's STAR® Network system and TWACS® technology provide advanced radio-frequency and power-line based fixed-network technologies proven to meet the wide-ranging data communications requirements of utilities worldwide. Aclara Software applications add value across the utility enterprise, addressing meter and energy data management, distribution planning and operations, customer service, revenue management and integration solutions. Doble provides high-end, intelligent diagnostic test solutions for the electric power delivery industry and is a leading supplier of power factor and partial discharge testing instruments used to assess the integrity of high-voltage power delivery equipment.

Test segment operations represent the EMC Group, consisting primarily of ETS-Lindgren L.P. and Lindgren R.F. Enclosures, Inc. The EMC Group is an industry leader in providing its customers with the ability to identify, measure and contain magnetic, electromagnetic and acoustic energy. The EMC Group also manufactures radio frequency shielding products and components used by manufacturers of medical equipment, communications systems, electronic products, and shielded rooms for high-security data processing and secure communication.

The Filtration segment's operations consist of: PTI Technologies Inc., VACCO Industries, Crissair, Inc. and Thermoform Engineered Quality LLC. The companies within this segment design and manufacture specialty filtration products including hydraulic filter elements used in commercial aerospace applications, unique filter mechanisms used in micro-propulsion devices for satellites and custom designed filters for manned aircraft and submarines.

Accounting policies of the segments are the same as those described in the summary of significant accounting policies in Note 1 to the Consolidated Financial Statements. The operating units within each reporting segment have been aggregated because of similar economic characteristics and meet the other aggregation criteria of FASB ASC 280.

The Company evaluates the performance of its operating units based on EBIT, which is defined as: Earnings Before Interest and Taxes. Intersegment sales and transfers are not significant. Segment assets consist primarily of customer receivables, inventories, capitalized software and fixed assets directly associated with the production processes of the segment. Segment depreciation and amortization is based upon the direct assets listed above.

NET SALES

(Dollars in millions)

Year ended September 30,	2012	2011	2010

Utility Solutions	$317.7	349.6	348.3
Test	175.9	176.5	138.4
Filtration	194.8	167.6	120.8

Consolidated totals	$688.4	693.7	607.5

No customers exceeded 10% of sales in 2012, 2011 or 2010.

EBIT

(Dollars in millions)

Year ended September 30,	2012	2011	2010

Utility Solutions	$46.2	54.3	67.4
Test	14.0	18.6	12.2
Filtration	38.0	30.8	19.5
Reconciliation to consolidated totals (Corporate)	(24.2)	(24.2)	(25.5)

Consolidated EBIT	74.0	79.5	73.6
Less: interest expense	(2.3)	(2.5)	(3.9)

Earnings before income tax	$71.7	77.0	69.7

IDENTIFIABLE ASSETS

(Dollars in millions)

Year ended September 30,	2012	2011

Utility Solutions	$234.8	203.6
Test	92.8	100.6
Filtration	98.4	88.6
Corporate	607.8	619.0

Consolidated totals	$1,033.8	1,011.8

Corporate assets consist primarily of goodwill, deferred taxes, acquired intangible assets and cash balances.

CAPITAL EXPENDITURES

(Dollars in millions)

Year ended September 30,	2012	2011	2010

Utility Solutions	$7.6	8.9	5.3
Test	2.2	1.5	1.9
Filtration	4.4	3.3	6.2
Corporate	0.6	—	—

Consolidated totals	$14.8	13.7	13.4

In addition to the above amounts, the Company incurred expenditures for capitalized software of $13.1 million, $14.2 million and $8.8 million in 2012, 2011 and 2010, respectively.

DEPRECIATION AND AMORTIZATION

(Dollars in millions)

Year ended September 30,	2012	2011	2010

Utility Solutions	$13.7	13.1	12.2
Test	2.5	2.2	2.3
Filtration	3.9	3.3	2.7
Corporate	4.7	4.9	4.9

Consolidated totals	$24.8	23.5	22.1

GEOGRAPHIC INFORMATION

Net sales

(Dollars in millions)

Year ended September 30,	2012	2011	2010

United States	$501.9	512.4	466.1
Asia	67.4	45.9	54.2
Europe	61.7	57.1	36.7
Canada	22.0	19.6	13.6
Mexico	6.4	38.0	9.5
Other	29.0	20.7	27.4

Consolidated totals	$688.4	693.7	607.5

Long-lived assets

(Dollars in millions)

Year ended September 30,	2012	2011

United States	$70.3	67.3
Europe	2.6	3.4
Other	3.0	2.4

Consolidated totals	$75.9	73.1

Net sales are attributed to countries based on location of customer. Long-lived assets are attributed to countries based on location of the asset.

Commitments And Contingencies	12 Months Ended
Sep. 30, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

14. Commitments and Contingencies

At September 30, 2012, the Company had $15.3 million in letters of credit outstanding as guarantees of contract performance. As a normal course of business in which the Company is engaged, various claims, charges and litigation are asserted or commenced against the Company. With respect to claims and litigation asserted or commenced against the Company, it is the opinion of Management that final judgments, if any, which might be rendered against the Company are adequately reserved, covered by insurance, or are not likely to have a material adverse effect on its financial condition or results of operation.

Quarterly Financial Information	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information [Abstract]
Quarterly Financial Information

15. Quarterly Financial Information (Unaudited)

	First	Second	Third	Fourth	Fiscal
(Dollars in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter	Year

2012
Net sales	$152,925	173,863	169,449	192,166	688,403
Net earnings	5,207	10,202	13,791	17,679	46,879
Basic earnings per share:
Net earnings	0.20	0.38	0.52	0.66	1.76
Diluted earnings per share:
Net earnings	0.19	0.38	0.51	0.65	1.73
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32

2011
Net sales	$159,936	166,748	176,326	190,701	693,711
Net earnings	10,813	13,227	13,078	15,383	52,501
Basic earnings per share:
Net earnings	0.41	0.50	0.49	0.58	1.97
Diluted earnings per share:
Net earnings	0.40	0.49	0.49	0.57	1.95
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32

See Note 2 of Notes to Consolidated Financial Statements for discussion of acquisition activity.

During the fourth quarter of 2011, the Company recorded a $6.5 million charge related to the write-down of certain Aclara inventory which was determined to be obsolete as next generation AMI products are currently being offered for sale and a $6.6 million gain representing the revaluation of a contingent consideration liability related to a previous acquisition.

Summary Of Signigicant Accounting Policies (Policy)	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Principles Of Consolidation

A. PRINCIPLES OF CONSOLIDATION

The Consolidated Financial Statements include the accounts of ESCO Technologies Inc. (ESCO) and its wholly owned subsidiaries (the Company). All significant intercompany transactions and accounts have been eliminated in consolidation.

Basis Of Presentation

B. BASIS OF PRESENTATION

Fair values of the Company's financial instruments are estimated by reference to quoted prices from market sources and financial institutions, as well as other valuation techniques. The estimated fair value of each class of financial instruments approximated the related carrying value at September 30, 2012, and 2011.

Nature Of Operations

C. NATURE OF OPERATIONS

The Company has three reportable segments: Utility Solutions Group (USG), RF Shielding and Test (Test), and Filtration/Fluid Flow (Filtration).

USG: Aclara is a proven supplier of special purpose fixed-network communications systems for electric, gas and water utilities, including hardware and software to support advanced metering applications. Doble provides high-end, intelligent, diagnostic test solutions for the electric power delivery industry.

Test: The EMC Group is an industry leader in providing its customers with the ability to identify, measure and contain magnetic, electromagnetic and acoustic energy.

Filtration: The companies within this segment primarily design and manufacture specialty filtration products including hydraulic filter elements used in commercial aerospace applications, unique filter mechanisms used in micro-propulsion devices for satellites and custom designed filters for manned aircraft and submarines.

Use Of Estimates

D. USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company regularly evaluates the estimates and assumptions related to the allowance for doubtful trade receivables, inventory obsolescence, warranty reserves, value of equity-based awards, goodwill and purchased intangible asset valuations, asset impairments, employee benefit plan liabilities, income tax liabilities and assets and related valuation allowances, uncertain tax positions, estimates on long-term contracts, and litigation and other loss contingencies. Actual results could differ from those estimates.

Revenue Recognition

E. REVENUE RECOGNITION

USG Segment: Within the USG segment, approximately 65% of the segment's revenue arrangements (approximately 30% of consolidated revenues) contain software components and/or multiple element arrangements. These revenue arrangements are divided into separate units of accounting if the delivered item(s) has value to the customer on a stand-alone basis, there is objective and reliable evidence of the fair value of the undelivered item(s) and delivery/performance of the undelivered item(s) is probable. The segment's revenue arrangements within Aclara generally include multiple products and services, or "elements" consisting of meter and substation hardware, meter reading system software, program management support during the deployment period and software support (post-contract customer support or "PCS"). These arrangements typically require the Company to deliver software at the inception of the arrangement while the hardware and program management support are delivered over the contractual deployment period. Software support is provided during deployment and subsequent thereto. The Company allocates consideration to each deliverable in an arrangement based on its relative selling price. When arrangements have both software and non-software elements, the Company allocates consideration to each element using vendor-specific objective evidence (VSOE), if it exists, otherwise third-party evidence (TPE) is utilized. If neither VSOE nor TPE of selling price exists for a unit of accounting, the Company uses estimated selling price (ESP). The VSOE of the fair value of undelivered elements is determined based on the historical evidence of stand-alone sales of these elements to customers or, if applicable, the stated renewal rate in the agreement. TPE is determined by the prices charged by the Company's competitors for a similar deliverable when sold separately. The objective of ESP is to determine the price at which the Company would transact if the product or service were sold on a stand-alone basis. The application of these principles requires judgment, including the determination of whether a software arrangement includes multiple elements and estimates of the fair value of the elements.

Hardware is considered a specified element in the software arrangement and VSOE has been established for this element. VSOE for the hardware element is determined based on the price when sold separately to customers. Hardware revenues are generally recognized at the time of shipment or receipt by customer depending upon contract terms. VSOE generally does not exist for the software element; therefore, the Company uses TPE or ESP based on the number of endpoints. The Company has established VSOE for the PCS element by a consistent pricing of PCS and PCS renewals as a percentage of the software license fees or by reference to contractual renewals, when the renewal terms are substantive. Revenues for PCS are recognized ratably over the maintenance term specified in the contract (generally in 12 monthly increments). Revenues for program management support are recognized when services have been provided. The Company determines VSOE for program management support based on hourly rates when services are performed separately. Approximately 35% of segment revenues (approximately 15% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers), when services are performed for unaffiliated customers or on a straight-line basis over the lease term.

Test Segment: Within the Test segment, approximately 40% of revenues (approximately 10% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers) or when services are performed for unaffiliated customers. Certain arrangements contain multiple elements generally consisting of materials and installation services used in the construction and installation of standard shielded enclosures to measure and contain magnetic and electromagnetic energy. The installation process does not involve changes to the features or capabilities of the equipment and does not require proprietary information about the equipment in order for the installed equipment to perform to specifications. There is objective and reliable evidence of fair value for each of the units of accounting, and, as a result, the arrangement revenue is allocated to the separate units of accounting based on their relative fair values. Typically, fair value is the price of the deliverable when it is regularly sold on a stand-alone basis.

Approximately 60% of the segment's revenues (approximately 15% of consolidated revenues) are recorded under the percentage-of-completion method due to the complex nature of the enclosures that are designed and produced under these contracts. Products accounted for under this guidance include the construction and installation of complex test chambers to a buyer's specifications that provide its customers with the ability to measure and contain magnetic, electromagnetic and acoustic energy. As discussed above, for arrangements that are accounted for under this guidance, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes these revenues and costs based on either (a) units delivered or (b) contract milestones. If a reliable measure of output cannot be established (which applies in less than 10% of Test segment revenues or 2% of consolidated revenues), input measures (e.g., costs incurred) are used to recognize revenue. Given the nature of the Company's operations related to these contracts, costs incurred represent an appropriate measure of progress towards completion.

The percentage-of-completion method of accounting involves the use of various techniques to estimate expected costs at completion. These estimates are based on Management's judgment and the Company's substantial experience in developing these types of estimates.

Filtration Segment: Within the Filtration segment, approx-imately 65% of revenues (approximately 20% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers) or when services are performed for unaffiliated customers.

Approximately 35% of segment revenues (approximately 10% of consolidated revenues) are recorded under the percentage-of-completion method. Products accounted for under this guidance include the design, development and manufacture of complex fluid control products, quiet valves, manifolds and systems primarily for the aerospace and military markets. For arrangements that are accounted for under this guidance, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes these revenues and costs based on units delivered. The percentage-of-completion method of accounting involves the use of various techniques to estimate expected costs at completion.

Cash And Cash Equivalents	F. CASH AND CASH EQUIVALENTS Cash equivalents include temporary investments that are readily convertible into cash, such as money market funds.
Accounts Receivable

G. ACCOUNTS RECEIVABLE

Accounts receivable have been reduced by an allowance for amounts that the Company estimates are uncollectible in the future. This estimated allowance is based on Management's evaluation of the financial condition of the customer and historical write-off experience.

Costs And Estimated Earnings On Long-Term Contracts

H. COSTS AND ESTIMATED EARNINGS ON LONG-TERM CONTRACTS

Costs and estimated earnings on long-term contracts represent unbilled revenues, including accrued profits, accounted for under the percentage-of-completion method, net of progress billings.

Inventories

I. INVENTORIES

Inventories are valued at the lower of cost (first-in, first-out) or market value. Inventories are regularly reviewed for excess quantities and obsolescence based upon historical experience, specific identification of discontinued items, future demand, and market conditions. Inventories under long-term contracts reflect accumulated production costs, factory overhead, initial tooling and other related costs less the portion of such costs charged to cost of sales and any unliquidated progress payments.

Property, Plant And Equipment

J. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are recorded at cost. Depreciation and amortization are computed primarily on a straight-line basis over the estimated useful lives of the assets: buildings, 10-40 years; machinery and equipment, 3-10 years; and office furniture and equipment, 3-10 years. Leasehold improvements are amortized over the remaining term of the applicable lease or their estimated useful lives, whichever is shorter. Long-lived tangible assets are reviewed for impairment whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment losses are recognized based on fair value.

Goodwill And Other Long-Lived Assets

K. GOODWILL AND OTHER LONG-LIVED ASSETS

Goodwill represents the excess of purchase costs over the fair value of net identifiable assets acquired in business acquisitions. Management annually reviews goodwill and other long-lived assets with indefinite useful lives for impairment or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. If the Company determines that the carrying value of the long-lived asset may not be recoverable, a permanent impairment charge is recorded for the amount by which the carrying value of the long-lived asset exceeds its fair value.

Fair value is measured based on a discounted cash flow method using a discount rate determined by Management to be commensurate with the risk inherent in the Company's current business model. Other intangible assets represent costs allocated to identifiable intangible assets, principally capitalized software, patents, trademarks, and technology rights. See Note 3 regarding goodwill and other intangible assets activity.

Capitalized Software

L. CAPITALIZED SOFTWARE

The costs incurred for the development of computer software that will be sold, leased, or otherwise marketed are charged to expense when incurred as research and development until technological feasibility has been established for the product.  Technological feasibility is typically established upon completion of a detailed program design. Costs incurred after this point are capitalized on a project-by-project basis in accordance with FASB ASC Topic 985, Software. Capitalized costs consist of internal and external development costs. Upon general release of the product to customers, the Company ceases capitalization and begins amortization, which is calculated on a project-by-project basis as the greater of (1) the ratio of current gross revenues for a product to the total of current and anticipated future gross revenues for the product or (2) the straight-line method over the estimated economic life of the product. The Company generally amortizes the software development costs over a three-to-ten year period based upon the estimated future economic life of the product. Factors considered in determining the estimated future economic life of the product include anticipated future revenues, and changes in software and hardware technologies. Management annually reviews the carrying values of capitalized costs for impairment or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. If expected cash flows are insufficient to recover the carrying amount of the asset, then an impairment loss is recognized to state the asset at its net realizable value.

Income Taxes

M. INCOME TAXES

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets may be reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance when Management believes it is more likely than not such assets will not be recovered, taking into consideration historical operating results, expectations of future earnings, tax planning strategies, and the expected timing of the reversals of existing temporary differences.

Research And Development Costs

N. RESEARCH AND DEVELOPMENT COSTS

Company-sponsored research and development costs include research and development and bid and proposal efforts related to the Company's products and services. Company-sponsored product development costs are charged to expense when incurred. Customer-sponsored research and development costs incurred pursuant to contracts are accounted for similarly to other program costs. Customer-sponsored research and development costs refer to certain situations whereby customers provide funding to support specific contractually defined research and development costs.

Foreign Currency Translation

O. FOREIGN CURRENCY TRANSLATION

The financial statements of the Company's foreign operations are translated into U.S. dollars in accordance with FASB ASC Topic 830, Foreign Currency Matters. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income.

Earnings Per Share

P. EARNINGS PER SHARE

Basic earnings per share is calculated using the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using the weighted average number of common shares outstanding during the period plus shares issuable upon the assumed exercise of dilutive common share options and vesting of performance-accelerated restricted shares using the treasury stock method.

The number of shares used in the calculation of earnings per share for each year presented is as follows:

(In thousands)	2012	2011	2010
Weighted Average Shares
Outstanding—Basic	26,699	26,588	26,450
Dilutive Options and Performance-
Accelerated Restricted Stock	331	315	288
Shares—Diluted	27,030	26,903	26,738

Options to purchase 126,787 shares at prices ranging from $35.69-$45.81 were outstanding during the year ended September 30, 2012, but were not included in the respective computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares. Options to purchase 372,653 shares at prices ranging from $32.55-$54.88 were outstanding during the year ended September 30, 2011, but were not included in the respective computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares. Options to purchase 569,363 shares at prices ranging from $32.55-$54.88 were outstanding during the year ended September 30, 2010, but were not included in the respective computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares. These options expire in various periods through 2014.

Approximately 175,000, 173,000 and 214,000 restricted shares were outstanding but unearned at September 30, 2012, 2011 and 2010, respectively, and, therefore, were not included in the respective years' computations of diluted EPS.

Share-Based Compensation

Q. SHARE-BASED COMPENSATION

The Company provides compensation benefits to certain key employees under several share-based plans providing for employee stock options and/or performance-accelerated restricted shares (restricted shares), and to non-employee directors under a non-employee directors compensation plan. Share-based payment expense is measured at the grant date based on the fair value of the award and is recognized on a straight-line basis over the requisite service period (generally the vesting period of the award).

Accumulated Other Comprehensive Loss
R. ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss of $(25.4) million at September 30, 2012 consisted of $(28.7) million related to the pension net actuarial loss; and $3.3 million related to currency translation adjustments. Accumulated other comprehensive loss of $(19.2) million at September 30, 2011 consisted of $(24.5) million related to the pension net actuarial loss; and $5.3 million related to currency translation adjustments.

Deferred Revenue And Costs

S. DEFERRED REVENUE AND COSTS

Deferred revenue and costs are recorded when products or services have been provided but the criteria for revenue recognition have not been met. If there is a customer acceptance provision or there is uncertainty about customer acceptance, revenue and costs are deferred until the customer has accepted the product or service.

Derivative Financial Instruments

T. DERIVATIVE FINANCIAL INSTRUMENTS

All derivative financial instruments are reported on the balance sheet at fair value. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as a hedge and on the type of hedge. For each derivative instrument designated as a cash flow hedge, the effective portion of the gain or loss on the derivative is deferred in accumulated other comprehensive income until recognized in earnings with the underlying hedged item. For each derivative instrument designated as a fair value hedge, the gain or loss on the derivative and the offsetting gain or loss on the hedged item are recognized immediately in earnings. Regardless of type, a fully effective hedge will result in no net earnings impact while the derivative is outstanding. To the extent that any hedge is ineffective at offsetting cash flow or fair value changes in the underlying hedged item, there could be a net earnings impact.

New Accounting Standards

U. NEW ACCOUNTING STANDARDS

In July 2012, the FASB issued Accounting Standards Update No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (ASU 2012-02). This ASU updates the rules on testing indefinite-lived intangible assets other than goodwill for impairment and permits the option to perform a qualitative assessment of the fair value of indefinite-lived intangible assets. This update is effective for fiscal years, and interim periods within those years, beginning after September 15, 2012 and is not expected to have a material impact on the Company's financial statements.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Number Of Shares Used In Calculation Of Earnings Per Share

(In thousands)	2012	2011	2010
Weighted Average Shares
Outstanding—Basic	26,699	26,588	26,450
Dilutive Options and Performance-
Accelerated Restricted Stock	331	315	288
Shares—Diluted	27,030	26,903	26,738

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Intangible Assets Gross Carrying Amounts And Accumulated Amortization

(Dollars in millions)	2012	2011
Goodwill	$361.3	361.9

Intangible assets with determinable lives:
Patents
Gross carrying amount	$13.5	13.5
Less: accumulated amortization	13.3	13.3

Net	$0.2	0.2

Capitalized software
Gross carrying amount	$129.8	116.7
Less: accumulated amortization	67.0	57.4

Net	$62.8	59.3

Customer Relationships
Gross carrying amount	$61.4	61.4
Less: accumulated amortization	14.7	11.6

Net	$46.7	49.8

Other
Gross carrying amount	$10.3	10.3
Less: accumulated amortization	10.3	9.6

Net	$—	0.7

Intangible assets with indefinite lives:
Trade names	$121.7	121.8

Schedule Of Changes In The Carrying Amount Of Goodwill Attributable To Business Segment

(Dollars in millions)	USG	Test	Filtration	Total

Balance as of
September 30, 2010	$296.1	30.5	29.1	355.7
Acquisitions/adjustments	1.7	4.3	0.2	6.2

Balance as of
September 30, 2011	297.8	34.8	29.3	361.9
Acquisitions/adjustments	(0.5)	(0.1)	—	(0.6)

Balance as of
September 30, 2012	$297.3	34.7	29.3	361.3

Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Accounts Receivable [Abstract]
Schedule Of Accounts Receivable Net Of Allowance For Doubtful Accounts

(Dollars in thousands)	2012	2011
Commercial	$147,685	137,498
U.S. Government and prime contractors	3,366	6,585
Total	$151,051	144,083

Inventories (Tables)	12 Months Ended
Sep. 30, 2012
Inventories [Abstract]
Schedule Of Inventories

(Dollars in thousands)	2012	2011

Finished goods	$30,250	30,192
Work in process—including
long-term contracts	30,372	23,139
Raw materials	47,439	43,655

Total	$108,061	96,986

Property, Plant And Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant And Equipment [Abstract]
Schedule Of Future Aggregate Minimum Lease Payments Under Operating Leases

2013	$7,585
2014	6,096
2015	4,811
2016	3,291
2017 and thereafter	2,251

Total	$24,034

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Expense [Abstract]
Components Of Income From Continuing Operations Before Income Taxes

(Dollars in thousands)	2012	2011	2010
United States	$67,297	73,275	66,639
Foreign	4,387	3,683	3,026
Total income before income taxes	$71,684	76,958	69,665

Principal Components Of Income Tax Expense (Benefit) From Continuing Operations

(Dollars in thousands)	2012	2011	2010

Federal
Current	$16,868	15,708	17,585
Deferred	4,084	5,578	4,199
State and local:
Current	1,659	2,218	2,193
Deferred	531	580	230
Foreign:
Current	1,897	3,104	1,130
Deferred	(234)	(2,731)	(518)

Total	$24,805	24,457	24,819

Schedule Of Actual Income Tax Expense (Benefit) From Continuing Operations

	2012	2011	2010

Federal corporate statutory rate	35.0%	35.0%	35.0%
State and local, net of Federal benefits	3.3	3.6	3.1
Foreign	0.1	(2.2)	(1.5)
Research credit	(0.4)	(2.0)	0.3
Domestic production deduction	(2.4)	(2.5)	(1.9)
Change in uncertain tax positions	(2.6)	(0.5)	0.1
Purchase accounting adjustment	0.7	—	—
Other, net	0.9	0.4	0.5

Effective income tax rate	34.6%	31.8%	35.6%

Tax Effects Of Temporary Differences That Give Rise To Significant Portions Of The Deferred Tax Assets And Liabilities

(Dollars in thousands)	2012	2011

Deferred tax assets:
Inventories, long-term contract accounting,
contract cost reserves and other	$7,819	6,029
Pension and other postretirement benefits	13,437	11,341
Net operating loss carryforward—domestic	562	687
Net operating loss carryforward—foreign	3,841	3,419
Capital loss carryforward	240	240
Other compensation-related costs
and other cost accruals	17,589	17,316
State credit carryforward	997	1,240

Total deferred tax assets	44,485	40,272
Deferred tax liabilities:
Plant and equipment, depreciation methods,
acquisition asset allocations, and other	(109,905)	(104,082)

Net deferred tax liabilities before
valuation allowance	(65,420)	(63,810)
Less valuation allowance	(942)	(873)

Net deferred tax liabilities	$(66,362)	(64,683)

Reconciliation Of Unrecognized Tax Benefits

(Dollars in millions)	2012	2011

Balance as of October 1,	$3.6	3.2
Increases related to prior year tax positions	—	0.7
Decreases related to prior year tax positions	(0.3)	—
Increases related to current year tax positions	0.1	0.2
Lapse of statute of limitations	(1.6)	(0.5)

Balance as of September 30,	$1.8	3.6

Debt (Tables)	12 Months Ended
Sep. 30, 2012
Debt [Abstract]
Schedule Of Debt

(Dollars in thousands)	2012	2011
Revolving credit facility,
including current portion	$115,000	125,000
Current portion of long-term debt	(50,000)	(50,000)
Total long-term debt,
less current portion	$65,000	75,000

Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Share-Based Compensation [Abstract]
Schedule Of Stock Options Awarded Under The Option Plans

	FY2012		FY2011		FY2010
		Estimated		Estimated		Estimated
		Weighted		Weighted		Weighted
	Shares	Avg. Price	Shares	Avg. Price	Shares	Avg. Price

October 1,	435,054	$35.58	761,931	$35.15	891,826	$33.63
Granted	—	—	—	—	2,000	$32.55
Exercised	(100,872)	$14.98	(104,912)	$13.18	(73,765)	$12.03
Cancelled	(208,366)	$45.18	(221,965)	$44.67	(58,130)	$41.17

September 30,	125,816	$36.29	435,054	$35.58	761,931	$35.15
At September 30,
Reserved for future grant	1,301,090		1,115,776		949,062
Exercisable	125,149	$36.31	397,073	$35.42	677,538	$34.88

Schedule Of Information Regarding Stock Options Outstanding

	Options Outstanding
		Weighted-
		Average	Weighted
	Number	Remaining	Average
Range of	Outstanding at	Contractual	Exercise
Exercise Prices	Sept. 30, 2012	Life	Price

$17.29- $32.55	8,000	0.8 years	$21.11
$35.69- $36.70	15,000	0.2 years	$35.82
$37.54- $37.98	102,816	1.0 years	$37.54

	125,816	0.9 years	$36.29

	Exercisable Options Outstanding
		Weighted
	Number	Average
Range of	Exercisable at	Exercise
Exercise Prices	Sept. 30, 2012	Price

$17.29 - $32.55	7,333	$20.06
$35.69 - $36.70	15,000	$35.82
$37.54 - $37.98	102,816	$37.54

	125,149	$36.31

Schedule Of Outstanding Restricted Share Awards

		Weighted
	Shares	Avg. Price

Nonvested at October 1, 2011	486,908	$33.41
Granted	—	$—
Vested	(81,835)	$37.14
Cancelled	(625)	$38.09

Nonvested at September 30, 2012	404,448	$32.65

Retirement And Other Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Reconciliation Of Benefit Obligation

(Dollars in millions)	2012	2011

Reconciliation of benefit obligation
Net benefit obligation at beginning of year	$83.2	79.4
Service cost	0.1	0.1
Interest cost	3.8	3.9
Actuarial loss	13.4	4.8
Settlements	—	(1.8)
Gross benefits paid	(3.4)	(3.2)

Net benefit obligation at end of year	$97.1	83.2

Schedule Of Reconciliation Of Fair Value Of Plan Assets

(Dollars in millions)	2012	2011

Reconciliation of fair value of plan assets
Fair value of plan assets at beginning of year	$50.5	49.2
Actual return on plan assets	9.0	0.8
Employer contributions	5.0	5.5
Gross benefits paid	(3.4)	(3.2)
Settlements	—	(1.8)

Fair value of plan assets at end of year	$61.1	50.5

Schedule Of Funded Status

(Dollars in millions)	2012	2011

Funded Status
Funded status at end of year	$(36.0)	(32.7)
Unrecognized prior service cost	—	—
Unrecognized net actuarial (gain) loss	—	—
Accrued benefit cost	(36.0)	(32.7)

Amounts recognized in the Balance Sheet
consist of:
Noncurrent asset	—	—
Current liability	(0.5)	(0.2)
Noncurrent liability	(35.5)	(32.5)
Accumulated other comprehensive (income)/loss
(before tax effect)	48.3	41.3

Amounts recognized in Accumulated Other
Comprehensive (Income)/Loss consist of:
Net actuarial loss	48.2	41.2
Prior service cost	0.1	0.1

Accumulated Other Comprehensive (Income)/Loss	$48.3	41.3

Schedule Of Components Of Net Periodic Benefit Cost For Plans

(Dollars in millions)	2012	2011	2010

Service cost	$0.1	0.1	0.2
Interest cost	3.8	3.9	4.0
Expected return on plan assets	(4.1)	(4.2)	(4.1)
Net actuarial loss	1.5	1.1	0.9
Settlement gain	—	—	(0.5)

Net periodic benefit cost	1.3	0.9	0.5
Defined contribution plans	4.5	3.7	4.3

Total	$5.8	4.6	4.8

Schedule Of Asset Allocation For Pension Plans Acceptable Range And Target Allocation By Asset Category

	Target	Acceptable	Percentage of Plan
	Allocation	Range	Assets at Year-end

Asset Category	2013		2012	2011

Equity securities	60%	50-70%	59%	56%
Fixed income	40%	30-50%	39%	43%
Cash/cash equivalents	0%	0-5%	2%	1%

Schedule Of Fair Value Of Financial Measurements

(Dollars in millions)	Level 1	Level 2	Level 3	Total

Investments at Fair Value:
Cash and Cash Equivalents	$0.8	—	—	0.8
Common and Preferred Stock Funds:
Domestic large capitalization	9.3	0.5	—	9.8
Domestic small/mid capitalization	9.3	0.5	—	9.8
International funds	9.3	0.5	—	9.8
Fixed Income Funds	3.1	24.8	—	27.9
Real Estate Investments	2.9	0.1	—	3.0

Total Investments at Fair Value	$34.7	26.4	—	61.1

Schedule Of Expected Benefit Payments

	Pension	Other
(Dollars in millions)	Benefits	Benefits
Expected Employer Contributions—2013	$4.6	0.1

Expected Benefit Payments
2013	4.2	0.1
2014	4.1	0.1
2015	4.2	—
2016	4.7	—
2017	4.6	0.1
2018-2022	$26.2	0.3

Net Periodic Benefit Cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans

	2012	2011	2010

Discount rate	4.50%	5.00%	5.50%
Rate of increase in
compensation levels	N/A	N/A	N/A
Expected long-term rate of
return on assets	7.5%	8.00%	8.00%

Net Periodic Benefit Obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans

	2012	2011

Discount rate	3.75%	4.5%
Rate of increase in
compensation levels	N/A	N/A

Other Financial Data (Tables)	12 Months Ended
Sep. 30, 2012
Other Financial Data [Abstract]
Schedule Of Other Financial Data

(Dollars in thousands)	2012	2011	2010

Salaries and wages (including fringes)	$197,642	187,214	160,780
Maintenance and repairs	5,389	4,530	3,440

Research and development (R&D) costs:
Company-sponsored	30,067	33,574	32,199
Customer-sponsored	9,171	8,527	4,035

Total R&D	$39,238	42,101	36,234
Other engineering costs	17,646	11,490	13,250

Total R&D and other engineering costs	$56,884	53,591	49,484
As a % of net sales	8.3%	7.7%	8.1%

Schedule Of Changes In Accrued Product Warranty Liability

(Dollars in thousands)	2012	2011	2010
Balance as of October 1,	$3,834	3,877	4,370
Additions charged to expense	2,357	3,275	1,813
Deductions	(2,711)	(3,318)	(2,306)
Balance as of September 30,	$3,480	3,834	3,877

Business Segment Information (Tables)	12 Months Ended
Sep. 30, 2012
Business Segment Information [Abstract]
Schedule Of Net Sales

Year ended September 30,	2012	2011	2010

Utility Solutions	$317.7	349.6	348.3
Test	175.9	176.5	138.4
Filtration	194.8	167.6	120.8

Consolidated totals	$688.4	693.7	607.5

Schedule Of Earnings Before Income Tax

Year ended September 30,	2012	2011	2010

Utility Solutions	$46.2	54.3	67.4
Test	14.0	18.6	12.2
Filtration	38.0	30.8	19.5
Reconciliation to consolidated totals (Corporate)	(24.2)	(24.2)	(25.5)

Consolidated EBIT	74.0	79.5	73.6
Less: interest expense	(2.3)	(2.5)	(3.9)

Earnings before income tax	$71.7	77.0	69.7

Schedule Of Identifiable Assets

Year ended September 30,	2012	2011

Utility Solutions	$234.8	203.6
Test	92.8	100.6
Filtration	98.4	88.6
Corporate	607.8	619.0

Consolidated totals	$1,033.8	1,011.8

Schedule Of Capital Expenditures

Year ended September 30,	2012	2011	2010

Utility Solutions	$7.6	8.9	5.3
Test	2.2	1.5	1.9
Filtration	4.4	3.3	6.2
Corporate	0.6	—	—

Consolidated totals	$14.8	13.7	13.4

Schedule Of Depreciation And Amortization

Year ended September 30,	2012	2011	2010

Utility Solutions	$13.7	13.1	12.2
Test	2.5	2.2	2.3
Filtration	3.9	3.3	2.7
Corporate	4.7	4.9	4.9

Consolidated totals	$24.8	23.5	22.1

Schedule Of Geographic Information Net Sales

Year ended September 30,	2012	2011	2010

United States	$501.9	512.4	466.1
Asia	67.4	45.9	54.2
Europe	61.7	57.1	36.7
Canada	22.0	19.6	13.6
Mexico	6.4	38.0	9.5
Other	29.0	20.7	27.4

Consolidated totals	$688.4	693.7	607.5

Schedule Of Geographic Information Long-Lived Assets

Year ended September 30,	2012	2011

United States	$70.3	67.3
Europe	2.6	3.4
Other	3.0	2.4

Consolidated totals	$75.9	73.1

Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information

	First	Second	Third	Fourth	Fiscal
(Dollars in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter	Year

2012
Net sales	$152,925	173,863	169,449	192,166	688,403
Net earnings	5,207	10,202	13,791	17,679	46,879
Basic earnings per share:
Net earnings	0.20	0.38	0.52	0.66	1.76
Diluted earnings per share:
Net earnings	0.19	0.38	0.51	0.65	1.73
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32

2011
Net sales	$159,936	166,748	176,326	190,701	693,711
Net earnings	10,813	13,227	13,078	15,383	52,501
Basic earnings per share:
Net earnings	0.41	0.50	0.49	0.58	1.97
Diluted earnings per share:
Net earnings	0.40	0.49	0.49	0.57	1.95
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Significant Accounting Policies [Line Items]
Options excluded from computation of diluted earnings per share	126,787	372,653	569,363
Stock options outstanding range of exercise prices, lower limit	$ 35.69	$ 32.55	$ 32.55
Stock options outstanding range of exercise prices, upper limit	$ 45.81	$ 54.88	$ 54.88
Accumulated other comprehensive loss	$ (25,378,000)	$ (19,191,000)
Accumulated other comprehensive loss, pension net actuarial loss	(28,700,000)	(24,500,000)
Accumulated other comprehensive loss, currency translation adjustment	$ 3,300,000	$ 5,300,000
Buildings [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Buildings [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	40 years
Machinery And Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Machinery And Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Office Furniture And Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Office Furniture And Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Software Development Costs [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of capitalized software	3 years
Software Development Costs [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of capitalized software	10 years
Restricted Shares [Member]
Significant Accounting Policies [Line Items]
Options excluded from computation of diluted earnings per share	175,000	173,000	214,000
USG [Member]
Significant Accounting Policies [Line Items]
Percentage of segment revenue from software components	65.00%
Percentage of consolidated revenue from software components	30.00%
Revenue recognition period based on contract maintenance terms	12 months
Percentage of segment revenues recognized on a straight-line basis over the lease term or when products are delivered or services are performed	35.00%
Percentage of consolidated revenues recognized on a straight-line basis over the lease term or when products are delivered or services are performed	15.00%
Test [Member]
Significant Accounting Policies [Line Items]
Percentage of segment revenues recognized when services are performed for unaffiliated customers or when products are delivered	40.00%
Percentage of consolidated revenues recognized when services are performed for unaffiliated customers or when products are delivered	10.00%
Percentage of segment revenues recorded under percentage of completion method	60.00%
Percentage of consolidated revenues recorded under percentage of completion method	15.00%
Percentage of segment revenues for which reliable measure of output cannot be established for recognition	10.00%
Percentage of consolidated revenues for which reliable measure of output cannot be established for recognition	2.00%
Filtration [Member]
Significant Accounting Policies [Line Items]
Percentage of segment revenues recognized when services are performed for unaffiliated customers or when products are delivered	65.00%
Percentage of consolidated revenues recognized when services are performed for unaffiliated customers or when products are delivered	20.00%
Percentage of segment revenues recorded under percentage of completion method	35.00%
Percentage of consolidated revenues recorded under percentage of completion method	10.00%

Summary Of Significant Accounting Policies (Number Of Shares Used In Calculation Of Earnings Per Share) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Abstract]
Weighted Average Shares Outstanding - Basic	26,699	26,588	26,450
Dilutive Options and Performance-Accelerated Restricted Stock	331	315	288
Shares - Diluted	27,030	26,903	26,738

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Calico Energy, Inc. [Member]	Feb. 28, 2011 EMV [Member]	Jul. 31, 2010 Crissair, Inc. [Member]	Sep. 03, 2010 Xtensible Solutions, Inc. [Member]
Business Acquisition [Line Items]
Minority interest acquired			$ 3.3
Purchase price				5	27	4
Goodwill as a result of the transaction				4.8	9	15
Trade names					4.3
Amortizable identifiable intangible assets					7.4
Gain recorded in other (income) expenses, net	$ 4.5	$ 7.6

Goodwill And Other Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 13,322,000	$ 11,982,000	$ 11,633,000
Estimated intangible asset amortization for 2013	12,000,000
Estimated intangible asset amortization for 2014	12,000,000
Estimated intangible asset amortization for 2015	12,000,000
Estimated intangible asset amortization for 2016	12,000,000
Estimated intangible asset amortization for 2017	12,000,000
Aclara PLS's TWACS NG Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 4,700,000	$ 4,700,000	$ 4,500,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life	17 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life	20 years
Minimum [Member] | Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life	3 years
Maximum [Member] | Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life	7 years

Goodwill And Other Intangible Assets (Schedule Of Intangible Assets Gross Carrying Amounts And Accumulated Amortization) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Finite-Lived And Indefinite-Lived Intangible Assets [Line Items]
Goodwill	$ 361,280,000	$ 361,864,000	$ 355,700,000
Patents [Member]
Finite-Lived And Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	13,500,000	13,500,000
Less: accumulated amortization	13,300,000	13,300,000
Net	200,000	200,000
Capitalized Software [Member]
Finite-Lived And Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	129,800,000	116,700,000
Less: accumulated amortization	67,000,000	57,400,000
Net	62,800,000	59,300,000
Customer Relationships [Member]
Finite-Lived And Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	61,400,000	61,400,000
Less: accumulated amortization	14,700,000	11,600,000
Net	46,700,000	49,800,000
Other Intangible Assets [Member]
Finite-Lived And Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	10,300,000	10,300,000
Less: accumulated amortization	10,300,000	9,600,000
Net		700,000
Trade Names [Member]
Finite-Lived And Indefinite-Lived Intangible Assets [Line Items]
Intangible assets with indefinite lives	$ 121,700,000	$ 121,800,000

Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Amount Of Goodwill Attributable To Business Segment) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 361,864,000	$ 355,700,000
Acquisitions/adjustments	(600,000)	6,200,000
Goodwill, Ending Balance	361,280,000	361,864,000
USG [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	297,800,000	296,100,000
Acquisitions/adjustments	(500,000)	1,700,000
Goodwill, Ending Balance	297,300,000	297,800,000
Test [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	34,800,000	30,500,000
Acquisitions/adjustments	(100,000)	4,300,000
Goodwill, Ending Balance	34,700,000	34,800,000
Filtration [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		29,100,000
Acquisitions/adjustments		200,000
Goodwill, Ending Balance	$ 29,300,000	$ 29,300,000

Accounts Receivable (Schedule Of Accounts Receivable Net Of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	$ 151,051	$ 144,083
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	147,685	137,498
U.S. Government And Prime Contractors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	$ 3,366	$ 6,585

Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Inventories [Abstract]
Finished goods	$ 30,250	$ 30,192
Work in process - including long-term contracts	30,372	23,139
Raw materials	47,439	43,655
Total	$ 108,061	$ 96,986

Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property, Plant And Equipment [Abstract]
Depreciation expenses	$ 11.4	$ 11.5	$ 10.5
Rental expense under operating leases	$ 8.3	$ 8.1	$ 7.7
Minimum term of initial or remaining noncancelable lease	1 year

Property, Plant And Equipment (Schedule Of Future Aggregate Minimum Lease Payments Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Property, Plant And Equipment [Abstract]
2013	$ 7,585
2014	6,096
2015	4,811
2016	3,291
2017 and thereafter	2,251
Total	$ 24,034

Income Tax Expense (Narrative) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Expense [Line Items]
Net operating loss carryforward - foreign	$ 3,841,000	$ 3,419,000
Tax credit carryforward, amount	997,000	1,240,000
State research and other credit carryforwards with expiration date	600,000
State research and other credit carryforwards without expiration date	400,000
Capital loss carryforward, valuation allowance	200,000
Accumulated unremitted earnings of foreign subsidiaries	34,000,000
Accumulated unremitted earnings of foreign subsidiaries in cash	20,900,000
Income taxes due if foreign entities' earnings were distributed	5,600,000
Unrecognized tax benefits that would impact effective tax rate	1,800,000
Reduction in the amount of unrecognized tax benefits in the next twelve months	200,000
Unrecognized tax benefits, interest on income taxes accrued	100,000	200,000	100,000
Foreign [Member]
Income Tax Expense [Line Items]
Net operating loss carryforwards, valuation allowance	700,000	700,000
Brazil, Germany And United Kingdom [Member]
Income Tax Expense [Line Items]
Net operating loss carryforward - foreign	$ 12,500,000

Income Tax Expense (Components Of Income From Continuing Operations Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Expense [Abstract]
United States	$ 67,297	$ 73,275	$ 66,639
Foreign	4,387	3,683	3,026
Earnings before income tax	$ 71,684	$ 76,958	$ 69,665

Income Tax Expense (Principal Components Of Income Tax Expense (Benefit) From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Expense [Abstract]
Federal, Current	$ 16,868	$ 15,708	$ 17,585
Federal, Deferred	4,084	5,578	4,199
State and local, Current	1,659	2,218	2,193
State and local, Deferred	531	580	230
Foreign, Current	1,897	3,104	1,130
Foreign, Deferred	(234)	(2,731)	(518)
Total	$ 24,805	$ 24,457	$ 24,819

Income Tax Expense (Schedule Of Actual Income Tax Expense (Benefit) From Continuing Operations) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Expense [Abstract]
Federal corporate statutory rate	35.00%	35.00%	35.00%
State and local, net of Federal benefits	3.30%	3.60%	3.10%
Foreign	0.10%	(2.20%)	(1.50%)
Research credit	(0.40%)	(2.00%)	0.30%
Domestic production deduction	(2.40%)	(2.50%)	(1.90%)
Change in uncertain tax positions	(2.60%)	(0.50%)	0.10%
Purchase accounting adjustment	0.70%
Other, net	0.90%	0.40%	0.50%
Effective income tax rate	34.60%	31.80%	35.60%

Income Tax Expense (Tax Effects Of Temporary Differences That Give Rise To Significant Portions Of The Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Income Tax Expense [Abstract]
Inventories, long-term contract accounting, contract cost reserves and other	$ 7,819	$ 6,029
Pension and other postretirement benefits	13,437	11,341
Net operating loss carryforward - domestic	562	687
Net operating loss carryforward - foreign	3,841	3,419
Capital loss carryforward	240	240
Other compensation-related costs and other cost accruals	17,589	17,316
State credit carryforward	997	1,240
Total deferred tax assets	44,485	40,272
Deferred tax liabilities, Plant and equipment, depreciation methods, acquisition asset allocations, and other	(109,905)	(104,082)
Net deferred tax liabilities before valuation allowance	(65,420)	(63,810)
Less valuation allowance	(942)	(873)
Net deferred tax liabilities	$ (66,362)	$ (64,683)

Income Tax Expense (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Expense [Abstract]
Balance as of October 1	$ 3.6	$ 3.2
Increases related to prior year tax positions		0.7
Decreases related to prior year tax positions	(0.3)
Increases related to current year tax positions	0.1	0.2
Lapse of statute of limitations	(1.6)	(0.5)
Balance as of September 30	$ 1.8	$ 3.6

Debt (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	May 14, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Debt Instrument [Line Items]
Revolving credit facility		$ 330,000,000
Available to borrow under the credit facility		320,000,000
Option amount to increase credit facility		250,000,000
Cash on hand		30,215,000	34,158,000	26,508,000	44,630,000
Current portion of long-term debt		50,000,000	50,000,000
Credit facility, maturity date		Nov 1, 2012
Number of lenders	8
Percentage of foreign subsidiaries' share equity		65.00%
Maximum aggregate short-term borrowings at any month-end		141,000,000	159,000,000
Average aggregate short-term borrowings outstanding		126,000,000	143,000,000
Weighted average interest rates		1.20%	1.40%	1.87%
Letters of credit issued and outstanding		15,300,000	15,000,000
Maximum [Member]
Debt Instrument [Line Items]
Incremental term loan		250,000,000
Credit facility fees		0.35%
Minimum [Member]
Debt Instrument [Line Items]
Incremental term loan		25,000,000
Credit facility fees		0.18%
JPMorgan Chase Bank N.A. [Member]
Debt Instrument [Line Items]
Revolving credit facility	450,000,000
Revolving credit facility period	5 years

Debt (Schedule Of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Debt [Abstract]
Revolving credit facility, including current portion	$ 115,000	$ 125,000
Current portion of long-term debt	(50,000)	(50,000)
Total long-term debt, less current portion	$ 65,000	$ 75,000

Capital Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Capital Stock [Abstract]
Common shares as presented in the accompanying Consolidated Balance Sheets		30,044,486	29,956,904
Common shares in treasury		3,453,249	3,320,926
Board of Directors authorized an expanded stock repurchase program	$ 100
Stock repurchases during period, shares		150,000

Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Percentage of expected dividend yield			0.90%
Percentage of expected volatility			48.10%
Percentage of risk-free interest rate			1.90%
Expected term			3 years 10 months 24 days
Aggregate intrinsic value of options exercised	$ 2	$ 2.4	$ 1.3
Aggregate intrinsic value of stock options outstanding and exercisable	0.3
Weighted-average contractual life of stock options outstanding	10 months 24 days
Weighted-average fair value of stock options granted per share	$ 0	$ 0	$ 11.9
Non-employee director retainer common shares per quarter	900
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation cost	4.6	4.7	4.6
Performance-Accelerated Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Pretax compensation expense	4	3.6	3.6
Non-Employee Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	0.6	0.6	0.5
Total income tax benefit recognized	1.6	1.8	1.8
Total unrecognized compensation cost related to share-based compensation arrangements	$ 5.9
Remaining weighted-average period for recognition of total unrecognized compensation cost, years	1 year 7 months 6 days
Options Granted Prior To September 30, 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life from date of issuance	10 years
Options Granted On Or After September 30, 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life from date of issuance	5 years

Share-Based Compensation (Schedule Of Stock Options Awarded Under The Option Plans) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-Based Compensation [Abstract]
Stock options, Shares, October 1	435,054	761,931	891,826
Stock options Granted, Shares			2,000
Stock options Exercised, Shares	(100,872)	(104,912)	(73,765)
Stock options Cancelled, Shares	(208,366)	(221,965)	(58,130)
Stock options, Shares, September 30	125,816	435,054	761,931
Stock options, Shares, Reserved for future grant	1,301,090	1,115,776	949,062
Stock options Exercisable, Shares	125,149	397,073	677,538
Stock options Estimated Weighted Avg. Price, October 1	$ 35.58	$ 35.15	$ 33.63
Stock options Granted, Estimated Weighted Avg. Price			$ 32.55
Stock options Exercised, Estimated Weighted Avg. Price	$ 14.98	$ 13.18	$ 12.03
Stock options Cancelled, Estimated Weighted Avg. Price	$ 45.18	$ 44.67	$ 41.17
Stock options Estimated Weighted Avg. Price, September 30	$ 36.29	$ 35.58	$ 35.15
Stock options Exercisable, Estimated Weighted Avg. Price	$ 36.31	$ 35.42	$ 34.88

Share-Based Compensation (Schedule Of Information Regarding Stock Options Outstanding) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 35.69	$ 32.55	$ 32.55
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 45.81	$ 54.88	$ 54.88
Options Outstanding, Number Outstanding	125,816	435,054	761,931	891,826
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	10 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 36.29	$ 35.58	$ 35.15	$ 33.63
Exercisable Options Outstanding, Number Exercisable	125,149	397,073	677,538
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 36.31	$ 35.42	$ 34.88
$17.29 - $32.55 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 17.29
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 32.55
Options Outstanding, Number Outstanding	8,000
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	9 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 21.11
Exercisable Options Outstanding, Number Exercisable	7,333
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 20.06
$35.69 - $36.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 35.69
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 36.7
Options Outstanding, Number Outstanding	15,000
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 35.82
Exercisable Options Outstanding, Number Exercisable	15,000
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 35.82
$37.54 - $37.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 37.54
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 37.98
Options Outstanding, Number Outstanding	102,816
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	1 year
Options Outstanding, Weighted Average Exercise Price	$ 37.54
Exercisable Options Outstanding, Number Exercisable	102,816
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 37.54

Share-Based Compensation (Schedule Of Outstanding Restricted Share Awards) (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Share-Based Compensation [Abstract]
Outstanding restricted share awards, Nonvested at October 1, 2011, Shares	486,908
Outstanding restricted share awards, Granted, Shares
Outstanding restricted share awards, Vested, Shares	(81,835)
Outstanding restricted share awards, Cancelled, Shares	(625)
Outstanding restricted share awards, Nonvested at September 30, 2012, Shares	404,448
Outstanding restricted share awards, Nonvested at October 1, 2011, Weighted Avg. Price	$ 33.41
Outstanding restricted share awards, Granted, Weighted Avg. Price
Outstanding restricted share awards, Vested, Weighted Avg. Price	$ 37.14
Outstanding restricted share awards, Cancelled, Weighted Avg. Price	$ 38.09
Outstanding restricted share awards, Nonvested at September 30, 2012, Weighted Avg. Price	$ 32.65

Retirement And Other Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Retirement And Other Benefit Plans [Abstract]
Accrued benefit liability related to other postretirement benefit obligations	$ 0.8	$ 0.8

Retirement And Other Benefit Plans (Schedule Of Reconciliation Of Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Retirement And Other Benefit Plans [Abstract]
Net benefit obligation at beginning of year	$ 83.2	$ 79.4
Service cost	0.1	0.1	0.2
Interest cost	3.8	3.9	4
Actuarial loss	13.4	4.8
Settlements		(1.8)
Gross benefits paid	(3.4)	(3.2)
Net benefit obligation at end of year	$ 97.1	$ 83.2	$ 79.4

Retirement And Other Benefit Plans (Schedule Of Reconciliation Of Fair Value Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Retirement And Other Benefit Plans [Abstract]
Fair value of plan assets at beginning of year	$ 50.5	$ 49.2
Actual return on plan assets	9	0.8
Employer contributions	5	5.5
Gross benefits paid	(3.4)	(3.2)
Settlements		(1.8)
Fair value of plan assets at end of year	$ 61.1	$ 50.5

Retirement And Other Benefit Plans (Schedule Of Funded Status) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Retirement And Other Benefit Plans [Abstract]
Funded status at end of year	$ (36,000,000)	$ (32,700,000)
Unrecognized prior service cost
Unrecognized net actuarial (gain) loss
Accrued benefit cost	(36,000,000)	(32,700,000)
Noncurrent asset
Current liability	(500,000)	(200,000)
Noncurrent liability	(35,480,000)	(33,439,000)
Accumulated other comprehensive (income)/loss (before tax effect)	48,300,000	41,300,000
Net actuarial loss	48,200,000	41,200,000
Prior service cost	100,000	100,000
Accumulated Other Comprehensive (Income)/Loss	$ 48,300,000	$ 41,300,000

Retirement And Other Benefit Plans (Schedule Of Components Of Net Periodic Benefit Cost For Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Retirement And Other Benefit Plans [Abstract]
Service cost	$ 0.1	$ 0.1	$ 0.2
Interest cost	3.8	3.9	4
Expected return on plan assets	(4.1)	(4.2)	(4.1)
Net actuarial loss	1.5	1.1	0.9
Settlement gain			(0.5)
Net periodic benefit cost	1.3	0.9	0.5
Defined contribution plans	4.5	3.7	4.3
Total	$ 5.8	$ 4.6	$ 4.8

Retirement And Other Benefit Plans (Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net Periodic Benefit Cost [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Discount rate	4.50%	5.00%	5.50%
Rate of increase in compensation levels
Expected long-term rate of return on assets	7.50%	8.00%	8.00%
Net Periodic Benefit Obligations [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Discount rate	3.75%	4.50%
Rate of increase in compensation levels

Retirement And Other Benefit Plans (Schedule Of Asset Allocation For Pension Plans Acceptable Range And Target Allocation By Asset Category) (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Acceptable Percentage of Plan Range Assets, Minimum	50.00%
Target Acceptable Percentage of Plan Range Assets, Maximum	70.00%
Asset Allocation	60.00%	59.00%	56.00%
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Acceptable Percentage of Plan Range Assets, Minimum	30.00%
Target Acceptable Percentage of Plan Range Assets, Maximum	50.00%
Asset Allocation	40.00%	39.00%	43.00%
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Acceptable Percentage of Plan Range Assets, Minimum	0.00%
Target Acceptable Percentage of Plan Range Assets, Maximum	5.00%
Asset Allocation	0.00%	2.00%	1.00%

Retirement And Other Benefit Plans (Schedule Of Fair Value Of Financial Measurements) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 61.1	$ 50.5	$ 49.2
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	34.7
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	26.4
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.8
Cash And Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.8
Cash And Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Domestic Large Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9.8
Domestic Large Capitalization [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9.3
Domestic Large Capitalization [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.5
Domestic Large Capitalization [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Domestic Small/Mid Capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9.8
Domestic Small/Mid Capitalization [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9.3
Domestic Small/Mid Capitalization [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.5
Domestic Small/Mid Capitalization [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
International Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9.8
International Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9.3
International Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.5
International Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	27.9
Fixed Income Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3.1
Fixed Income Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	24.8
Fixed Income Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Real Estate Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3
Real Estate Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2.9
Real Estate Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.1
Real Estate Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets

Retirement And Other Benefit Plans (Schedule Of Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
Pension Benefits [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Expected Employer Contributions - 2013	$ 4.6
2013	4.2
2014	4.1
2015	4.2
2016	4.7
2017	4.6
2018-2022	26.2
Other Benefits [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Expected Employer Contributions - 2013	0.1
2013	0.1
2014	0.1
2015
2016
2017	0.1
2018-2022	$ 0.3

Other Financial Data (Schedule Of Other Financial Data) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Component of Operating Other Cost and Expense [Line Items]
Salaries and wages (including fringes)	$ 197,642	$ 187,214	$ 160,780
Maintenance and repairs	5,389	4,530	3,440
Research and development	39,238	42,101	36,234
Other engineering costs	17,646	11,490	13,250
Total R&D and other engineering costs	56,884	53,591	49,484
As a % of net sales	8.30%	7.70%	8.10%
Company-Sponsored [Member]
Component of Operating Other Cost and Expense [Line Items]
Research and development	30,067	33,574	32,199
Customer-Sponsored [Member]
Component of Operating Other Cost and Expense [Line Items]
Research and development	$ 9,171	$ 8,527	$ 4,035

Other Financial Data (Schedule Of Changes In Accrued Product Warranty Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other Financial Data [Abstract]
Balance as of October 1,	$ 3,834	$ 3,877	$ 4,370
Additions charged to expense	2,357	3,275	1,813
Deductions	(2,711)	(3,318)	(2,306)
Balance as of September 30,	$ 3,480	$ 3,834	$ 3,877

Business Segment Information (Schedule Of Net Sales) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 segment	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Net sales	$ 192,166	$ 169,449	$ 173,863	$ 152,925	$ 190,701	$ 176,326	$ 166,748	$ 159,936	$ 688,403	$ 693,711	$ 607,493
Number of reporting segments									3
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									317,700	349,600	348,300
Test [Member]
Segment Reporting Information [Line Items]
Net sales									175,900	176,500	138,400
Filtration [Member]
Segment Reporting Information [Line Items]
Net sales									$ 194,800	$ 167,600	$ 120,800

Business Segment Information (Schedule Of Earnings Before Income Tax) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Consolidated EBIT	$ 74,000,000	$ 79,500,000	$ 73,600,000
Less: Interest expense	(2,340,000)	(2,493,000)	(3,977,000)
Earnings before income tax	71,684,000	76,958,000	69,665,000
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	46,200,000	54,300,000	67,400,000
Test [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	14,000,000	18,600,000	12,200,000
Filtration [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	38,000,000	30,800,000	19,500,000
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	$ (24,200,000)	$ (24,200,000)	$ (25,500,000)

Business Segment Information (Schedule Of Identifiable Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Identifiable Assets	$ 1,033,753	$ 1,011,837
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	234,800	203,600
Test [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	92,800	100,600
Filtration [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	98,400	88,600
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	$ 607,800	$ 619,000

Business Segment Information (Schedule Of Capital Expenditures) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Capital expenditures	$ 14,754,000	$ 13,709,000	$ 13,438,000
Expenditures incurred for capitalized software	13,100,000	14,200,000	8,800,000
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Capital expenditures	7,600,000	8,900,000	5,300,000
Test [Member]
Segment Reporting Information [Line Items]
Capital expenditures	2,200,000	1,500,000	1,900,000
Filtration [Member]
Segment Reporting Information [Line Items]
Capital expenditures	4,400,000	3,300,000	6,200,000
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Capital expenditures	$ 600,000

Business Segment Information (Schedule Of Depreciation And Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 24,782	$ 23,521	$ 22,137
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	13,700	13,100	12,200
Test [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	2,500	2,200	2,300
Filtration [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	3,900	3,300	2,700
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 4,700	$ 4,900	$ 4,900

Business Segment Information (Schedule Of Geographic Information Net Sales) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 192,166	$ 169,449	$ 173,863	$ 152,925	$ 190,701	$ 176,326	$ 166,748	$ 159,936	$ 688,403	$ 693,711	$ 607,493
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									501,900	512,400	466,100
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									67,400	45,900	54,200
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									61,700	57,100	36,700
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									22,000	19,600	13,600
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									6,400	38,000	9,500
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 29,000	$ 20,700	$ 27,400

Business Segment Information (Schedule Of Geographic Information Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 75,876	$ 73,067
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	70,300	67,300
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,600	3,400
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 3,000	$ 2,400

Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Commitments And Contingencies [Abstract]
Outstanding letters of credit	$ 15.3	$ 15

Quarterly Financial Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Quarterly Financial Information [Abstract]
Net sales	$ 192,166,000	$ 169,449,000	$ 173,863,000	$ 152,925,000	$ 190,701,000	$ 176,326,000	$ 166,748,000	$ 159,936,000	$ 688,403,000	$ 693,711,000	$ 607,493,000
Net earnings	17,679,000	13,791,000	10,202,000	5,207,000	15,383,000	13,078,000	13,227,000	10,813,000	46,879,000	52,501,000	44,846,000
Net earnings - Basic	$ 0.66	$ 0.52	$ 0.38	$ 0.2	$ 0.58	$ 0.49	$ 0.5	$ 0.41	$ 1.76	$ 1.97	$ 1.7
Net earnings - Diluted	$ 0.65	$ 0.51	$ 0.38	$ 0.19	$ 0.57	$ 0.49	$ 0.49	$ 0.4	$ 1.73	$ 1.95	$ 1.68
Dividends declared per common share	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.32	$ 0.32	$ 0.32
Inventory write-down					6,500,000
Gain on contingent consideration liability					$ 6,600,000